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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03826
AIM Sector Funds

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 9/30/09

Item 1. Reports to Stockholders.

AIM Energy Fund
Semiannual Report to Shareholders ▪ September 30, 2009

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco Aim.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/09 to 9/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	41.03%

Class B Shares	40.48

Class C Shares	40.54

Class Y Shares	41.16

Investor Class Shares	41.06

S&P 500 Index▼ (Broad Market Index)	33.98

Dow Jones U.S. Oil & Gas Index▼ (Style-Specific Index)	25.28

Lipper Natural Resource Funds Index▼ (Peer Group Index)	42.64

▼Lipper Inc.
The S&P 500® Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.
     The Dow Jones U.S. Oil & Gas Index measures the performance of energy companies within the United States. The index maintains an approximate weighting of 95% in U.S. coal, oil and drilling, and pipeline companies.
     The Lipper Natural Resource Funds Index is an equally weighted representation of the largest funds in the Lipper Natural Resource Funds category. These funds invest primarily in the equity securities of domestic companies engaged in natural resources.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Class Y shares’ inception date is October 3, 2008; returns since that date are actual returns. All other returns are blended returns of actual Class Y share performance and restated Investor Class share performance (for periods prior to the inception date of Class Y shares) at net asset value. The restated Investor Class share performance reflects the Rule 12b-1 fees applicable to Investor Class shares as well as any fee waivers or expense reimbursements received by Investor Class shares. Investor Class shares’ inception date is January 19, 1984.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.17%, 1.92%, 1.92%, 0.92% and 1.17%, respectively.[1] The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.18%, 1.93%, 1.93%, 0.93% and 1.18%, respectively. The expense ratios presented above may vary from the expense ratios presented in other

Average Annual Total Returns
As of 9/30/09, including maximum applicable sales
charges

Class A Shares

Inception (3/28/02)	13.38%

5 Years	13.06

1 Year	-10.10

Class B Shares

Inception (3/28/02)	13.41%

5 Years	13.27

1 Year	-10.22

Class C Shares

Inception (2/14/00)	14.53%

5 Years	13.51

1 Year	-6.50

Class Y Shares

10 Years	14.61%

5 Years	14.42

1 Year	-4.65

Investor Class Shares

Inception (1/19/84)	10.20%

10 Years	14.58

5 Years	14.37

1 Year	-4.87
sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the advisor not waived fees and/ or reimbursed expenses in the past on Class B and Class C shares, performance would have been lower.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

2	AIM Energy Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.’s proxy committee votes shares held by the Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market’s decline.
     At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under “Products & Performance/ Investment Advisory Agreement Renewals.”
     You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
After an unprecedented downturn late last year and early this year, major market indexes in the U.S. and abroad rebounded in the second and third quarters of 2009. While this may give investors reason to hope that better times may be ahead, considerable uncertainty remains — both about the health of the U.S. and global economies and about the sustainability of recent positive market trends.
     The chairman of the U.S. Federal Reserve has testified that while several specific economic indicators have improved in recent months, he believes economic recovery is likely to be gradual in 2010 with some acceleration in 2011.
Staying in touch
While your individual financial adviser should always be your primary source of information and advice about the markets and your investments, we here at Invesco Aim also can provide helpful information. Our website, invescoaim.com, features “Investment Perspectives” — articles written by our investment professionals that provide timely market commentary, general investor education and sector updates.
     You can also access your Fund’s most recent quarterly commentary at invescoaim.com. Simply click on “Products and Performance” at the top of the website; next, select “Mutual Funds”; and then click on “Quarterly Commentary.”
A single focus
Invesco Aim’s investment professionals have managed clients’ money in up markets and down markets. While market conditions can change often, and dramatically, what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.
     If you have questions about this report or your account, please contact one of our skilled client services representatives at 800 959 4246. If you have questions or comments for me, please email me directly at phil@invescoaim.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
3	AIM Energy Fund

Schedule of Investments(a)

September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.19%
Coal & Consumable Fuels–1.48%
Arch Coal, Inc.	327,000	$7,236,510

Peabody Energy Corp.	386,000	14,366,920

		21,603,430

Construction & Engineering–0.73%
Fluor Corp.	209,000	10,627,650

Diversified Metals & Mining–0.73%
Walter Energy, Inc.	178,000	10,690,680

Electric Utilities–1.39%
FPL Group, Inc.	368,000	20,324,640

Gas Utilities–2.00%
EQT Corp.	683,000	29,095,800

Integrated Oil & Gas–22.53%
BP PLC–ADR (United Kingdom)	611,000	32,523,530

Chevron Corp.	284,000	20,002,120

Exxon Mobil Corp.	731,000	50,153,910

Hess Corp.	389,000	20,795,940

Occidental Petroleum Corp.	959,000	75,185,600

Petroleo Brasileiro S.A.–ADR (Brazil)	726,000	33,323,400

Royal Dutch Shell PLC–ADR (United Kingdom)	549,000	31,397,310

Suncor Energy Inc. (Canada)	556,000	19,215,360

Total S.A.–ADR (France)	774,000	45,867,240

		328,464,410

Multi-Utilities–1.27%
Sempra Energy	371,000	18,479,510

Oil & Gas Drilling–8.25%
ENSCO International Inc.	696,000	29,607,840

Helmerich & Payne, Inc.	922,000	36,446,660

Noble Corp.(b)	397,000	15,070,120

Transocean Ltd.(b)	458,000	39,172,740

		120,297,360

Oil & Gas Equipment & Services–22.74%
Baker Hughes Inc.	815,000	34,767,900

BJ Services Co.	405,000	7,869,150

Cameron International Corp.(b)	1,211,000	45,800,020

Halliburton Co.	2,346,000	63,623,520

National-Oilwell Varco Inc.(b)	1,076,000	46,407,880

Oceaneering International, Inc.(b)	786,000	44,605,500

Schlumberger Ltd.	643,000	38,322,800

Weatherford International Ltd.(b)	2,417,000	50,104,410

		331,501,180

Oil & Gas Exploration & Production–34.40%
Anadarko Petroleum Corp.	816,000	51,187,680

Apache Corp.	554,000	50,873,820

Bill Barrett Corp.(b)	323,000	10,591,170

Cabot Oil & Gas Corp.	385,000	13,763,750

Chesapeake Energy Corp.	862,000	24,480,800

Continental Resources, Inc.(b)(c)	923,000	36,153,910

Devon Energy Corp.	559,000	37,637,470

EOG Resources, Inc.	568,000	47,433,680

Newfield Exploration Co.(b)	348,000	14,810,880

Noble Energy, Inc.	543,000	35,816,280

Range Resources Corp.	844,000	41,659,840

Southwestern Energy Co.(b)	1,048,000	44,728,640

Talisman Energy Inc. (Canada)	2,112,000	36,622,080

Ultra Petroleum Corp.(b)	296,000	14,492,160

XTO Energy, Inc.	1,000,000	41,320,000

		501,572,160

Oil & Gas Refining & Marketing–0.51%
Valero Energy Corp.	382,000	7,406,980

Oil & Gas Storage & Transportation–2.16%
Williams Cos., Inc. (The)	1,763,000	31,504,810

Total Common Stocks & Other Equity Interests (Cost $1,274,279,972)		1,431,568,610

Money Market Funds–2.01%
Liquid Assets Portfolio–Institutional Class(d)	14,644,740	14,644,740

Premier Portfolio–Institutional Class(d)	14,644,740	14,644,740

Total Money Market Funds (Cost $29,289,480)		29,289,480

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.20% (Cost $1,303,569,452)		1,460,858,090

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.32%
Liquid Assets Portfolio–Institutional Class (Cost $19,280,940)(d)(e)	19,280,940	19,280,940

TOTAL INVESTMENTS–101.52% (Cost $1,322,850,392)		1,480,139,030

OTHER ASSETS LESS LIABILITIES–(1.52)%		(22,118,788)

NET ASSETS–100.00%		$1,458,020,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Energy Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2009.
(d)	The money market fund and the Fund are affiliated by having the same investment advisor.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of September 30, 2009

Energy	92.1%

Utilities	4.7

Industrials	0.7

Materials	0.7

Money Market Funds Plus Other Assets Less Liabilities	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Energy Fund

Statement of Assets and Liabilities

September 30, 2009
(Unaudited)

Assets:
Investments, at value (Cost $1,274,279,972)*	$1,431,568,610

Investments in affiliated money market funds, at value and cost	48,570,420

Total investments, at value (Cost $1,322,850,392)	1,480,139,030

Cash	5,739

Receivables for:
Fund shares sold	2,998,223

Dividends	1,082,902

Investment for trustee deferred compensation and retirement plans	32,366

Other assets	59,249

Total assets	1,484,317,509

Liabilities:
Payables for:
Investments purchased	1,836,763

Fund shares reacquired	3,922,301

Collateral upon return of securities loaned	19,280,940

Accrued fees to affiliates	1,007,890

Accrued other operating expenses	125,960

Trustee deferred compensation and retirement plans	123,413

Total liabilities	26,297,267

Net assets applicable to shares outstanding	$1,458,020,242

Net assets consist of:
Shares of beneficial interest	$1,484,791,807

Undistributed net investment income	1,800,393

Undistributed net realized gain (loss)	(185,860,596)

Unrealized appreciation	157,288,638

$1,458,020,242

Net Assets:
Class A	$673,185,044

Class B	$108,246,663

Class C	$187,452,052

Class Y	$28,411,068

Investor Class	$459,315,757

Institutional Class	$1,409,658

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	19,966,729

Class B	3,462,096

Class C	6,144,709

Class Y	843,453

Investor Class	13,671,822

Institutional Class	41,003

Class A:
Net asset value per share	$33.72

Maximum offering price per share
(Net asset value of $33.72 divided by 94.50%)	$35.68

Class B:
Net asset value and offering price per share	$31.27

Class C:
Net asset value and offering price per share	$30.51

Class Y:
Net asset value and offering price per share	$33.68

Investor Class:
Net asset value and offering price per share	$33.60

Institutional Class:
Net asset value and offering price per share	$34.38

*	At September 30, 2009, securities with an aggregate value of $18,601,833 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Energy Fund

Statement of Operations

For the six months ended September 30, 2009
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $560,068)	$9,601,445

Dividends from affiliated money market funds (includes securities lending income of $38,119)	189,244

Total investment income	9,790,689

Expenses:
Advisory fees	4,097,017

Administrative services fees	174,384

Custodian fees	24,065

Distribution fees:
Class A	742,486

Class B	486,066

Class C	813,567

Investor Class	524,145

Transfer agent fees — A, B, C, Y and Investor	1,683,995

Transfer agent fees — Institutional	745

Trustees’ and officers’ fees and benefits	26,448

Other	239,287

Total expenses	8,812,205

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(74,741)

Net expenses	8,737,464

Net investment income	1,053,225

Net realized gain (loss) from investment securities	(71,118,627)

Change in net unrealized appreciation of investment securities	487,727,875

Net realized and unrealized gain	416,609,248

Net increase in net assets resulting from operations	$417,662,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Energy Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2009 and the year ended March 31, 2009
(Unaudited)

	September 30,	March 31,
	2009	2009

Operations:
Net investment income	$1,053,225	$817,868

Net realized gain (loss)	(71,118,627)	(113,798,555)

Change in net unrealized appreciation (depreciation)	487,727,875	(753,545,845)

Net increase (decrease) in net assets resulting from operations	417,662,473	(866,526,532)

Distributions to shareholders from net realized gains:
Class A	—	(7,219,093)

Class B	—	(1,429,499)

Class C	—	(2,088,406)

Class Y	—	(31,895)

Investor Class	—	(5,580,498)

Institutional Class	—	(50,596)

Total distributions from net realized gains	—	(16,399,987)

Share transactions–net:
Class A	28,007,456	(6,569,055)

Class B	(1,214,743)	(19,581,568)

Class C	14,075,611	(3,460,678)

Class Y	14,453,368	9,345,797

Investor Class	(13,349,724)	(37,993,135)

Institutional Class	(3,139,623)	4,195,770

Net increase (decrease) in net assets resulting from share transactions	38,832,345	(54,062,869)

Net increase (decrease) in net assets	456,494,818	(936,989,388)

Net assets:
Beginning of period	1,001,525,424	1,938,514,812

End of period (includes undistributed net investment income of $1,800,393 and $747,168, respectively)	$1,458,020,242	$1,001,525,424

Notes to Financial Statements

September 30, 2009
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is capital growth.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

8        AIM Energy Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

9        AIM Energy Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The businesses in which the Fund invests may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations of the Fund’s shares.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited,

10        AIM Energy Fund

Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisors”) the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).
  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. (“Invesco”) described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended September 30, 2009, the Advisor waived advisory fees of $48,501.
  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,154.
  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2009, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2009, IADI advised the Fund that IADI retained $168,988 in front-end sales commissions from the sale of Class A shares and $8,471, $98,285 and $28,059 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs

11        AIM Energy Fund

reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,480,139,030	$—	$—	$1,480,139,030

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $25,086.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2009, the Fund paid legal fees of $2,271 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$13,164,171

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2009 was $435,122,561 and $312,696,196, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$232,629,282

Aggregate unrealized (depreciation) of investment securities	(78,296,415)

Net unrealized appreciation of investment securities	$154,332,867

Cost of investments for tax purposes is $1,325,806,163.

12        AIM Energy Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	September 30, 2009(a)		March 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	4,505,825	$132,611,375	10,398,527	$382,101,561

Class B	460,515	12,708,875	1,269,221	45,942,470

Class C	1,245,342	33,383,838	2,572,358	84,211,834

Class Y(b)	673,422	20,458,071	403,637	10,086,132

Investor Class	1,912,445	56,822,554	6,023,554	241,173,477

Institutional Class	27,910	872,652	188,427	8,951,224

Issued as reinvestment of dividends:
Class A	—	—	285,778	6,898,558

Class B	—	—	58,006	1,306,286

Class C	—	—	91,070	2,000,845

Class Y	—	—	1,297	31,212

Investor Class	—	—	226,831	5,455,427

Institutional Class	—	—	2,059	50,466

Automatic conversion of Class B shares to Class A shares:
Class A	127,409	3,716,221	391,494	14,947,875

Class B	(136,611)	(3,716,221)	(418,552)	(14,947,875)

Reacquired:
Class A(b)	(3,618,608)	(108,320,140)	(11,596,146)	(410,517,049)

Class B	(370,350)	(10,207,397)	(1,595,886)	(51,882,449)

Class C	(724,782)	(19,308,227)	(2,827,045)	(89,673,357)

Class Y	(202,739)	(6,004,703)	(32,164)	(771,547)

Investor Class(b)	(2,338,649)	(70,172,278)	(7,789,962)	(284,622,039)

Institutional Class	(127,371)	(4,012,275)	(100,663)	(4,805,920)

Net increase (decrease) in share activity	1,433,758	$38,832,345	(2,448,159)	$(54,062,869)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	73,065	$2,274,502

Class A	(47,663)	(1,489,020)

Investor Class	(25,232)	(785,482)

13        AIM Energy Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Distributions				net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 09/30/09	$23.91	$0.05	$9.76	$9.81	$—	$33.72	41.03%	$673,185	1.20	%(d)	1.21	%(d)	0.31	%(d)	25%
Year ended 03/31/09	43.71	0.07	(19.47)	(19.40)	(0.40)	23.91	(44.39)	453,133	1.16		1.17		0.20		61
Year ended 03/31/08	41.02	0.00	13.10	13.10	(10.41)	43.71	32.35	851,105	1.11		1.12		0.01		64
Year ended 03/31/07	43.17	(0.04)	4.44	4.40	(6.55)	41.02	10.48	538,155	1.17		1.17		(0.08)		52
Year ended 03/31/06	32.86	(0.06)	12.73	12.67	(2.36)	43.17	38.90	525,619	1.19		1.19		(0.16)		72
Year ended 03/31/05	22.27	(0.09)	10.68	10.59	—	32.86	47.55	161,529	1.47		1.48		(0.32)		45

Class B
Six months ended 09/30/09	22.26	(0.06)	9.07	9.01	—	31.27	40.48	108,247	1.95	(d)	1.96	(d)	(0.44	)(d)	25
Year ended 03/31/09	41.04	(0.19)	(18.19)	(18.38)	(0.40)	22.26	(44.79)	78,085	1.91		1.92		(0.55)		61
Year ended 03/31/08	39.28	(0.32)	12.49	12.17	(10.41)	41.04	31.35	172,190	1.86		1.87		(0.74)		64
Year ended 03/31/07	41.90	(0.34)	4.27	3.93	(6.55)	39.28	9.64	136,404	1.92		1.92		(0.83)		52
Year ended 03/31/06	32.17	(0.35)	12.44	12.09	(2.36)	41.90	37.92	147,270	1.93		1.93		(0.90)		72
Year ended 03/31/05	21.94	(0.25)	10.48	10.23	—	32.17	46.63	55,559	2.12		2.13		(0.97)		45

Class C
Six months ended 09/30/09	21.71	(0.06)	8.86	8.80	—	30.51	40.54	187,452	1.95	(d)	1.96	(d)	(0.44	)(d)	25
Year ended 03/31/09	40.06	(0.19)	(17.76)	(17.95)	(0.40)	21.71	(44.82)	122,123	1.91		1.92		(0.55)		61
Year ended 03/31/08	38.53	(0.32)	12.26	11.94	(10.41)	40.06	31.37	231,832	1.86		1.87		(0.74)		64
Year ended 03/31/07	41.22	(0.34)	4.20	3.86	(6.55)	38.53	9.63	156,394	1.92		1.92		(0.83)		52
Year ended 03/31/06	31.68	(0.35)	12.25	11.90	(2.36)	41.22	37.91	171,500	1.93		1.93		(0.90)		72
Year ended 03/31/05	21.60	(0.25)	10.33	10.08	—	31.68	46.67	58,626	2.12		2.13		(0.97)		45

Class Y
Six months ended 09/30/09	23.86	0.08	9.74	9.82	—	33.68	41.16	28,411	0.95	(d)	0.96	(d)	0.56	(d)	25
Year ended 03/31/09(e)	31.13	0.04	(6.91)	(6.87)	(0.40)	23.86	(22.08)	8,894	1.04	(f)	1.05	(f)	0.32	(f)	61

Investor Class
Six months ended 09/30/09	23.82	0.05	9.73	9.78	—	33.60	41.06	459,316	1.20	(d)	1.21	(d)	0.31	(d)	25
Year ended 03/31/09	43.56	0.07	(19.41)	(19.34)	(0.40)	23.82	(44.40)	335,874	1.16		1.17		0.20		61
Year ended 03/31/08	40.91	0.00	13.06	13.06	(10.41)	43.56	32.34	681,147	1.11		1.12		0.01		64
Year ended 03/31/07	43.07	(0.04)	4.43	4.39	(6.55)	40.91	10.48	491,847	1.17		1.17		(0.08)		52
Year ended 03/31/06	32.78	(0.06)	12.71	12.65	(2.36)	43.07	38.94	568,579	1.18		1.18		(0.15)		72
Year ended 03/31/05	22.19	(0.06)	10.65	10.59	—	32.78	47.72	378,915	1.37		1.38		(0.22)		45

Institutional Class
Six months ended 09/30/09	24.32	0.12	9.94	10.06	—	34.38	41.36	1,410	0.74	(d)	0.75	(d)	0.77	(d)	25
Year ended 03/31/09	44.23	0.24	(19.75)	(19.51)	(0.40)	24.32	(44.11)	3,416	0.70		0.71		0.66		61
Year ended 03/31/08	41.25	0.20	13.19	13.39	(10.41)	44.23	32.90	2,240	0.68		0.69		0.44		64
Year ended 03/31/07	43.20	0.16	4.44	4.60	(6.55)	41.25	10.95	101	0.72		0.72		0.37		52
Year ended 03/31/06(e)	46.46	0.02	(3.28)	(3.26)	—	43.20	(7.02)	67	0.80	(f)	0.80	(f)	0.23	(f)	72

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $592,366, $96,948, $162,269, $21,631, $418,170 and $3,461 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 and January 31, 2006 for Class Y and Institutional Class shares, respectively.
(f)	Annualized.

14        AIM Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
A	$1,000.00	$1,410.30	$7.25	$1,019.05	$6.07	1.20%

B	1,000.00	1,404.80	11.76	1,015.29	9.85	1.95

C	1,000.00	1,405.40	11.76	1,015.29	9.85	1.95

Y	1,000.00	1,411.60	5.74	1,020.31	4.81	0.95

Investor	1,000.00	1,410.60	7.25	1,019.05	6.07	1.20

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

15        AIM Energy Fund

Supplement to Semiannual Report dated 9/30/09
AIM Energy Fund

Institutional Class Shares
The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Average Annual Total Returns
For periods ended 9/30/09

Inception (1/31/06)	2.21%

1 Year	-4.37

6 Months*	41.36

*	Cumulative total return that has not been annualized
Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.71%.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.72%. The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.
     Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

Over for information on your Fund’s expenses.

This supplement must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY – NOT FOR USE WITH THE PUBLIC This material is for institutional investor use only and may not be quoted, reproduced, shown to the public or used in written form as sales literature for public use.

invescoaim.com I-ENE-INS-2 Invesco Aim Distributors, Inc.

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending Account	Expenses	Annualized
	Account Value	Account Value	Paid During	Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
Institutional	$1,000.00	$1,413.60	$4.48	$1,021.36	$3.75	0.74%

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

AIM Energy Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Energy Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or “independent” Trustees voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.
The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.
     In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory contracts for another year.
     The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.
     During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
     The discussion below serves as a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Aim
The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund’s investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board’s review of the qualifications of Invesco Aim to provide these services included the Board’s consideration of Invesco Aim’s portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim

16	AIM Energy Fund	continued

currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement.
     In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board’s knowledge of Invesco Aim’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
B.	Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.
C.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
     The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper Natural Resources Funds Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, and in the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board’s focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.
D.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008.
     The Board noted that neither Invesco Aim nor its affiliates serve as an adviser to other domestic mutual funds or other domestic clients with investment strategies comparable to those of the Fund. The Board also noted that an Invesco Aim affiliate advises an off-shore product with a comparable investment strategy.
     The Board noted that Invesco Aim has agreed to reduce the per account transfer agent fee for all the retail funds, including the Fund, effective July 1, 2009. The Board also noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
     The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
     After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.
E.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoints. The Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that

17	AIM Energy Fund	continued

the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.
F.	Profitability and Financial Resources
The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
G.	Collateral Benefits to Invesco Aim and its Affiliates
The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim’s relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim’s and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Aim’s and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Aim receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18	AIM Energy Fund

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.
If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of
Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisers for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund’s prospectus for information on the fund’s subadvisers. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
     It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com	I-ENE-SAR-1	Invesco Aim Distributors, Inc.

AIM Financial Services Fund
Semiannual Report to Shareholders ▪ September 30, 2009

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco Aim.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/09 to 9/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	71.52%

Class B Shares	71.01

Class C Shares	71.03

Class Y Shares	71.78

Investor Class Shares	71.33

S&P 500 Index▼ (Broad Market Index)	33.98

S&P 500 Financials Index▼ (Style-Specific Index)	70.35

Lipper Financial Services Funds Index▼ (Peer Group Index)	53.25

▼	Lipper Inc.
The S&P 500® Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.
     The S&P 500 Financials Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.
     The Lipper Financial Services Funds Index is an equally weighted representation of the largest funds in the Lipper Financial Services Funds category. These funds invest primarily in equity securities of domestic companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies, and securities/brokerage firms.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Class Y shares’ inception date is October 3, 2008; returns since that date are actual returns. All other returns are blended returns of actual Class Y share performance and restated Investor Class share performance (for periods prior to the inception date of Class Y shares) at net asset value. The restated Investor Class share performance reflects the Rule 12b-1 fees applicable to Investor Class shares as well as any fee waivers or expense reimbursements received by Investor Class shares. Investor Class shares’ inception date is June 2, 1986.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.65%, 2.40%, 2.40%, 1.40% and 1.65%, respectively.[1] The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.66%, 2.41%, 2.41%, 1.41% and 1.66%, respectively. The expense ratios

Average Annual Total Returns
As of 9/30/09, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	-8.49%

5 Years	-13.64

1 Year	-27.06

Class B Shares

Inception (3/28/02)	-8.40%

5 Years	-13.48

1 Year	-26.68

Class C Shares

Inception (2/14/00)	-4.09%

5 Years	-13.30

1 Year	-24.11

Class Y Shares

10 Years	-3.15%

5 Years	-12.61

1 Year	-22.65

Investor Class Shares

Inception (6/2/86)	7.86%

10 Years	-3.17

5 Years	-12.65

1 Year	-22.85
presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the advisor not waived fees and/ or reimbursed expenses in the past for the Fund’s Class A and Class B shares, performance would have been lower.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

2	AIM Financial Services Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.’s proxy committee votes shares held by the Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market’s decline.
     At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under “Products & Performance/ Investment Advisory Agreement Renewals.”
     You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
After an unprecedented downturn late last year and early this year, major market indexes in the U.S. and abroad rebounded in the second and third quarters of 2009. While this may give investors reason to hope that better times may be ahead, considerable uncertainty remains — both about the health of the U.S. and global economies and about the sustainability of recent positive market trends.
     The chairman of the U.S. Federal Reserve has testified that while several specific economic indicators have improved in recent months, he believes economic recovery is likely to be gradual in 2010 with some acceleration in 2011.
Staying in touch
While your individual financial adviser should always be your primary source of information and advice about the markets and your investments, we here at Invesco Aim also can provide helpful information. Our website, invescoaim.com, features “Investment Perspectives” — articles written by our investment professionals that provide timely market commentary, general investor education and sector updates.
     You can also access your Fund’s most recent quarterly commentary at invescoaim.com. Simply click on “Products and Perfor- mance” at the top of the website; next, select “Mutual Funds”; and then click on “Quarterly Commentary.”
A single focus
Invesco Aim’s investment professionals have managed clients’ money in up markets and down markets. While market conditions can change often, and dramatically, what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.
     If you have questions about this report or your account, please contact one of our skilled client services representatives at 800 959 4246. If you have questions or comments for me, please email me directly at phil@invescoaim.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
3	AIM Financial Services Fund

Schedule of Investments(a)

September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks–98.68%
Asset Management & Custody Banks–12.36%
Blackstone Group L.P. (The)	157,057	$2,230,209

Federated Investors, Inc.–Class B	255,268	6,731,417

Legg Mason, Inc.	266,804	8,278,928

State Street Corp.	158,796	8,352,670

		25,593,224

Consumer Finance–15.96%
American Express Co.	332,400	11,268,360

AmeriCredit Corp.(b)	59,191	934,626

Capital One Financial Corp.	379,978	13,576,614

SLM Corp.(b)	835,454	7,285,159

		33,064,759

Data Processing & Outsourced Services–8.60%
Alliance Data Systems Corp.(b)	84,991	5,191,250

Automatic Data Processing, Inc.	169,281	6,652,743

Heartland Payment Systems, Inc.	160,899	2,334,645

VeriFone Holdings, Inc.(b)	171,362	2,722,942

Western Union Co.	47,871	905,720

		17,807,300

Diversified Banks–0.20%
U.S. Bancorp	19,319	422,313

Diversified Capital Markets–3.08%
UBS AG (Switzerland)(b)	348,753	6,385,668

Insurance Brokers–4.47%
Marsh & McLennan Cos., Inc.	305,346	7,551,207

National Financial Partners Corp.(b)	196,938	1,717,299

		9,268,506

Investment Banking & Brokerage–7.52%
FBR Capital Markets Corp.(b)	1,034,310	6,133,458

Goldman Sachs Group, Inc. (The)	11,336	2,089,792

Morgan Stanley	238,241	7,356,882

		15,580,132

Life & Health Insurance–3.49%
Prudential Financial, Inc.	28,117	1,403,319

StanCorp Financial Group, Inc.	144,375	5,828,419

		7,231,738

Managed Health Care–3.82%
Coventry Health Care, Inc.(b)	78,282	1,562,509

UnitedHealth Group Inc.	253,828	6,355,853

		7,918,362

Other Diversified Financial Services–14.88%
Bank of America Corp.	684,126	11,575,412

Citigroup Inc.	1,064,301	5,151,217

JPMorgan Chase & Co.	321,882	14,104,869

		30,831,498

Property & Casualty Insurance–6.57%
Allstate Corp. (The)	24,165	739,932

XL Capital Ltd.–Class A	737,191	12,871,355

		13,611,287

Real Estate Services–0.27%
Jones Lang LaSalle Inc.	11,868	562,187

Regional Banks–10.55%
Fifth Third Bancorp	951,832	9,642,058

First Horizon National Corp.(b)	32,911	435,414

SunTrust Banks, Inc.	282,270	6,365,189

Zions Bancorp.	300,932	5,407,748

		21,850,409

Reinsurance–1.86%
Transatlantic Holdings, Inc.	76,667	3,846,383

Specialized Consumer Services–1.59%
H&R Block, Inc.	179,016	3,290,314

Specialized Finance–3.46%
Moody’s Corp.	350,008	7,161,164

Total Common Stocks (Cost $288,334,582)		204,425,244

Money Market Funds–1.10%
Liquid Assets Portfolio–Institutional Class(c)	1,137,453	1,137,453

Premier Portfolio–Institutional Class(c)	1,137,452	1,137,452

Total Money Market Funds (Cost $2,274,905)		2,274,905

TOTAL INVESTMENTS–99.78% (Cost $290,609,487)		206,700,149

OTHER ASSETS LESS LIABILITIES–0.22%		463,829

NET ASSETS–100.00%		$207,163,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Financial Services Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment advisor.

Portfolio Composition

By sector, based on Net Assets
as of September 30, 2009

Financials	84.7%

Information Technology	8.6

Health Care	3.8

Consumer Discretionary	1.6

Money Market Funds Plus Other Assets Less Liabilities	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Financial Services Fund

Statement of Assets and Liabilities

September 30, 2009
(Unaudited)

Assets:
Investments, at value (Cost $288,334,582)	$204,425,244

Investments in affiliated money market funds, at value and cost	2,274,905

Total investments, at value (Cost $290,609,487)	206,700,149

Receivables for:
Investments sold	2,407,519

Fund shares sold	179,966

Dividends	177,072

Investment for trustee deferred compensation and retirement plans	68,100

Other assets	22,125

Total assets	209,554,931

Liabilities:
Payables for:
Investments purchased	1,560,135

Fund shares reacquired	442,455

Accrued fees to affiliates	193,720

Accrued other operating expenses	71,145

Trustee deferred compensation and retirement plans	123,498

Total liabilities	2,390,953

Net assets applicable to shares outstanding	$207,163,978

Net assets consist of:
Shares of beneficial interest	$413,191,549

Undistributed net investment income	4,543,572

Undistributed net realized gain (loss)	(126,661,805)

Unrealized appreciation (depreciation)	(83,909,338)

$207,163,978

Net Assets:
Class A	$43,368,041

Class B	$7,977,687

Class C	$12,887,469

Class Y	$947,905

Investor Class	$141,982,876

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	5,667,189

Class B	1,047,970

Class C	1,759,906

Class Y	122,600

Investor Class	18,406,908

Class A:
Net asset value per share	$7.65

Maximum offering price per share
(Net asset value of $7.65 divided by 94.50%)	$8.10

Class B:
Net asset value and offering price per share	$7.61

Class C:
Net asset value and offering price per share	$7.32

Class Y:
Net asset value and offering price per share	$7.73

Investor Class:
Net asset value and offering price per share	$7.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Financial Services Fund

Statement of Operations

For the six months ended September 30, 2009
(Unaudited)

Investment income:
Dividends	$1,093,818

Dividends from affiliated money market funds	21,724

Total investment income	1,115,542

Expenses:
Advisory fees	666,571

Administrative services fees	25,069

Custodian fees	4,276

Distribution fees:
Class A	46,182

Class B	37,362

Class C	52,717

Investor Class	152,577

Transfer agent fees	537,333

Trustees’ and officers’ fees and benefits	10,994

Other	120,460

Total expenses	1,653,541

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(15,267)

Net expenses	1,638,274

Net investment income (loss)	(522,732)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(9,626,374)

Change in net unrealized appreciation of investment securities	97,690,537

Net realized and unrealized gain	88,064,163

Net increase in net assets resulting from operations	$87,541,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Financial Services Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2009 and the year ended March 31, 2009
(Unaudited)

	September 30,	March 31,
	2009	2009

Operations:
Net investment income (loss)	$(522,732)	$5,222,179

Net realized gain (loss)	(9,626,374)	(116,790,102)

Change in net unrealized appreciation (depreciation)	97,690,537	(126,271,125)

Net increase (decrease) in net assets resulting from operations	87,541,431	(237,839,048)

Distributions to shareholders from net investment income:
Class A	—	(488,373)

Class B	—	(107,092)

Class C	—	(94,940)

Class Y	—	(5,176)

Investor Class	—	(2,146,172)

Total distributions from net investment income	—	(2,841,753)

Distributions to shareholders from net realized gains:
Class A	—	(3,967,466)

Class B	—	(1,236,068)

Class C	—	(1,095,804)

Class Y	—	(42,046)

Investor Class	—	(17,435,194)

Total distributions from net realized gains	—	(23,776,578)

Share transactions-net:
Class A	2,343,963	22,229,179

Class B	(1,395,525)	159,218

Class C	1,709,934	5,758,712

Class Y	338,118	568,238

Investor Class	(4,513,995)	4,266,378

Net increase (decrease) in net assets resulting from share transactions	(1,517,505)	32,981,725

Net increase (decrease) in net assets	86,023,926	(231,475,654)

Net assets:
Beginning of period	121,140,052	352,615,706

End of period (includes undistributed net investment income of $4,543,572 and $5,066,304, respectively)	$207,163,978	$121,140,052

Notes to Financial Statements

September 30, 2009
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Financial Services Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is capital growth.

8        AIM Financial Services Fund

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

9        AIM Financial Services Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisors”) the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).
  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as

10        AIM Financial Services Fund

approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. (“Invesco”) described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended September 30, 2009, the Advisor waived advisory fees of $5,831.
  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $480.
  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2009, IADI advised the Fund that IADI retained $21,056 in front-end sales commissions from the sale of Class A shares and $23, $14,867 and $3,010 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$206,700,149	$—	$—	$206,700,149

11        AIM Financial Services Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,956.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2009, the Fund paid legal fees of $1,303 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$96,153,846

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2009 was $20,573,014 and $15,262,578, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,093,201

Aggregate unrealized (depreciation) of investment securities	(100,107,486)

Net unrealized appreciation (depreciation) of investment securities	$(84,014,285)

Cost of investments for tax purposes is $290,714,434.

12        AIM Financial Services Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	September 30, 2009(a)		March 31, 2009
	Shares	Amount	Shares	Amount

Sold:

Class A	2,264,804	$14,352,856	3,938,345	$38,542,783

Class B	209,234	1,263,401	660,762	6,947,393

Class C	610,512	3,600,177	1,084,835	10,073,182

Class Y(b)	62,381	412,893	67,733	545,825

Investor Class	2,099,083	12,934,351	3,603,191	35,568,011

Issued as reinvestment of dividends:

Class A	—	—	724,329	4,208,363

Class B	—	—	220,767	1,282,657

Class C	—	—	200,646	1,121,610

Class Y	—	—	7,756	45,375

Investor Class	—	—	3,238,461	18,944,918

Automatic conversion of Class B shares to Class A shares:

Class A	185,443	1,164,748	358,188	3,306,169

Class B	(184,661)	(1,164,748)	(358,674)	(3,306,169)

Reacquired:

Class A(b)	(1,993,973)	(13,173,641)	(2,619,421)	(23,828,136)

Class B	(239,436)	(1,494,178)	(495,525)	(4,764,663)

Class C	(316,453)	(1,890,243)	(604,184)	(5,436,080)

Class Y	(11,628)	(74,775)	(3,642)	(22,962)

Investor Class(b)	(2,747,032)	(17,448,346)	(5,296,436)	(50,246,551)

Net increase (decrease) in share activity	(61,726)	$(1,517,505)	4,727,131	$32,981,725

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	33,662	$385,767

Class A	(25,595)	(291,276)

Investor Class	(8,245)	(94,491)

13        AIM Financial Services Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 09/30/09	$4.46	$(0.02)	$3.21	$3.19	$—	$—	$—	$7.65	71.52%	$43,368	1.78	%(d)	1.79	%(d)	(0.52	)%(d)	9%
Year ended 03/31/09	15.72	0.22	(10.29)	(10.07)	(0.13)	(1.06)	(1.19)	4.46	(65.84)	23,242	1.64		1.65		2.25		38
Year ended 03/31/08	27.30	0.42	(8.61)	(8.19)	(0.45)	(2.94)	(3.39)	15.72	(31.76)	44,151	1.31		1.31		1.76		15
Year ended 03/31/07	28.22	0.38	2.32	2.70	(0.39)	(3.23)	(3.62)	27.30	9.24	69,846	1.28		1.28		1.33		5
Year ended 03/31/06	27.16	0.32	4.05	4.37	(0.39)	(2.92)	(3.31)	28.22	16.36	71,297	1.32		1.32		1.12		3
Year ended 03/31/05	30.83	0.23	(1.19)	(0.96)	(0.20)	(2.51)	(2.71)	27.16	(3.57)	81,761	1.38		1.39		0.79		53

Class B
Six months ended 09/30/09	4.45	(0.04)	3.20	3.16	—	—	—	7.61	71.01	7,978	2.53	(d)	2.54	(d)	(1.27	)(d)	9
Year ended 03/31/09	15.72	0.15	(10.27)	(10.12)	(0.09)	(1.06)	(1.15)	4.45	(66.10)	5,624	2.39		2.40		1.50		38
Year ended 03/31/08	27.22	0.24	(8.58)	(8.34)	(0.22)	(2.94)	(3.16)	15.72	(32.32)	19,428	2.06		2.06		1.01		15
Year ended 03/31/07	28.15	0.16	2.30	2.46	(0.16)	(3.23)	(3.39)	27.22	8.41	43,639	2.03		2.03		0.58		5
Year ended 03/31/06	27.10	0.11	4.03	4.14	(0.17)	(2.92)	(3.09)	28.15	15.51	52,773	2.04		2.04		0.40		3
Year ended 03/31/05	30.82	0.04	(1.19)	(1.15)	(0.06)	(2.51)	(2.57)	27.10	(4.19)	65,390	2.03		2.04		0.14		53

Class C
Six months ended 09/30/09	4.28	(0.04)	3.08	3.04	—	—	—	7.32	71.03	12,887	2.53	(d)	2.54	(d)	(1.27	)(d)	9
Year ended 03/31/09	15.23	0.14	(9.94)	(9.80)	(0.09)	(1.06)	(1.15)	4.28	(66.13)	6,281	2.39		2.40		1.50		38
Year ended 03/31/08	26.48	0.23	(8.32)	(8.09)	(0.22)	(2.94)	(3.16)	15.23	(32.28)	11,948	2.06		2.06		1.01		15
Year ended 03/31/07	27.47	0.16	2.24	2.40	(0.16)	(3.23)	(3.39)	26.48	8.39	15,727	2.03		2.03		0.58		5
Year ended 03/31/06	26.51	0.11	3.94	4.05	(0.17)	(2.92)	(3.09)	27.47	15.51	18,872	2.04		2.04		0.40		3
Year ended 03/31/05	30.20	0.04	(1.16)	(1.12)	(0.06)	(2.51)	(2.57)	26.51	(4.18)	23,932	2.03		2.04		0.14		53

Class Y
Six months ended 09/30/09	4.50	(0.01)	3.24	3.23	—	—	—	7.73	71.78	948	1.53	(d)	1.54	(d)	(0.27	)(d)	9
Year ended 03/31/09(e)	11.46	0.06	(5.83)	(5.77)	(0.13)	(1.06)	(1.19)	4.50	(52.77)	323	1.70	(f)	1.70	(f)	2.19	(f)	38

Investor Class
Six months ended 09/30/09	4.50	(0.02)	3.23	3.21	—	—	—	7.71	71.33	141,983	1.78	(d)	1.79	(d)	(0.52	)(d)	9
Year ended 03/31/09	15.82	0.23	(10.36)	(10.13)	(0.13)	(1.06)	(1.19)	4.50	(65.79)	85,669	1.64		1.65		2.25		38
Year ended 03/31/08	27.47	0.42	(8.68)	(8.26)	(0.45)	(2.94)	(3.39)	15.82	(31.83)	277,089	1.31		1.31		1.76		15
Year ended 03/31/07	28.37	0.38	2.34	2.72	(0.39)	(3.23)	(3.62)	27.47	9.27	507,787	1.28		1.28		1.33		5
Year ended 03/31/06	27.30	0.33	4.06	4.39	(0.40)	(2.92)	(3.32)	28.37	16.36	563,294	1.30		1.30		1.14		3
Year ended 03/31/05	30.96	0.27	(1.19)	(0.92)	(0.23)	(2.51)	(2.74)	27.30	(3.44)	632,450	1.28		1.29		0.89		53

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $36,845, $7,452, $10,515, $727 and $121,728 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

14        AIM Financial Services Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
A	$1,000.00	$1,715.20	$12.12	$1,016.14	$9.00	1.78%

B	1,000.00	1,710.10	17.19	1,012.38	12.76	2.53

C	1,000.00	1,710.30	17.19	1,012.38	12.76	2.53

Y	1,000.00	1,717.80	10.42	1,017.40	7.74	1.53

Investor	1,000.00	1,713.30	12.11	1,016.14	9.00	1.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

15        AIM Financial Services Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Financial Services Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or “independent” Trustees voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.
The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This SubCommittee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.
     In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory contracts for another year.
     The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.
     During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
     The discussion below serves as a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Aim
The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund’s investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board’s review of the qualifications of Invesco Aim to provide these services included the Board’s consideration of Invesco Aim’s portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory

16	AIM Financial Services Fund	continued

advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement.
     In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board’s knowledge of Invesco Aim’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
B.	Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.
C.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
      The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper Financial Services Funds Index. The Board noted that the Fund’s performance was in the fifth quintile of its performance universe for the one year, three year and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board also noted that Invesco Aim acknowledges the Fund’s underperfor-mance, and has confirmed that the portfolio manager consistently follows the stated investment process. Invesco Aim continues to monitor the Fund and to provide the Board with periodic reporting on business issues that affect the Fund’s performance. The Board also considered a report of the Senior Officer describing (i) the Board’s oversight of performance issues for the intrinsic value funds, including the Fund, and Invesco Aim’s response, including numerous meetings with portfolio managers, members of management and members of the Global Performance Measurement & Risk Group; (ii) actions consistent with the exercise by the Trustees of their fiduciary duties; and (iii) conclusions and recommendations for consideration by the Board. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board’s focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.
D.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s
Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008.
     The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other domestic clients of Invesco Aim and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Aim. The Board noted that the Fund’s rate was the same as the effective fee rate of the other mutual fund.
     The Board noted that Invesco Aim has agreed to reduce the per account transfer agent fee for all the retail funds, including the Fund, effective July 1, 2009. The Board also noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
     The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
     After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information

17	AIM Financial Services Fund	continued

discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.
E.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints, but that due to the Fund’s asset level at the end of the past calendar year, the Fund is not currently benefiting from the breakpoints. The Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.
F.	Profitability and Financial Resources
The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
G.	Collateral Benefits to Invesco Aim and its Affiliates
The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim’s relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim’s and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Aim’s and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Aim receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18	AIM Financial Services Fund

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.
If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisers for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund’s prospectus for information on the fund’s subadvisers. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
     It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com	I-FSE-SAR-1	Invesco Aim Distributors, Inc.

AIM Gold & Precious Metals Fund
Semiannual Report to Shareholders ▪ September 30, 2009

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco Aim.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/09 to 9/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	29.61%

Class B Shares	29.29

Class C Shares	29.25

Class Y Shares	29.92

Investor Class Shares	29.63

S&P 500 Index▼ (Broad Market Index)	33.98

Philadelphia Gold & Silver Index (price-only)▼ (Style-Specific Index)	22.99

Lipper Gold Funds Index▼ (Peer Group Index)	31.77

▼Lipper Inc.
The S&P 500® Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.
     The Philadelphia Gold & Silver Index (price-only) is a capitalization-weighted index on the Philadelphia Stock Exchange that includes the leading companies involved in the mining of gold and silver.
     The Lipper Gold Funds Index is an equally weighted representation of the largest funds in the Lipper Gold Funds Category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins or bullion.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Class Y shares’ inception date is October 3, 2008; returns since that date are actual returns. All other returns are blended returns of actual Class Y share performance and restated Investor Class share performance (for periods prior to the inception date of Class Y shares) at net asset value. The restated Investor Class share performance reflects the Rule 12b-1 fees applicable to Investor Class shares as well as any fee waivers or expense reimbursements received by Investor Class shares. Investor Class shares’ inception date is January 19, 1984.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.49%, 2.24%, 2.24%, 1.24% and 1.49%, respectively.[1] The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.50%, 2.25%, 2.25%, 1.25% and 1.50%, respectively. The expense ratios presented above may vary from the expense ratios presented in other

Average Annual Total Returns
As of 9/30/09, including maximum applicable
sales charges

Class A Shares

Inception (3/28/02)	17.82%

5 Years	15.19

1 Year	26.08

Class B Shares

Inception (3/28/02)	18.07%

5 Years	15.41

1 Year	27.48

Class C Shares

Inception (2/14/00)	17.95%

5 Years	15.63

1 Year	31.25

Class Y Shares

10 Years	15.14%

5 Years	16.63

1 Year	33.80

Investor Class Shares

Inception (1/19/84)	2.00%

10 Years	15.10

5 Years	16.54

1 Year	33.28
sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

2	AIM Gold & Precious Metals Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.’s proxy committee votes shares held by the Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market’s decline.
     At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under “Products & Performance/ Investment Advisory Agreement Renewals.”
     You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
After an unprecedented downturn late last year and early this year, major market indexes in the U.S. and abroad rebounded in the second and third quarters of 2009. While this may give investors reason to hope that better times may be ahead, considerable uncertainty remains — both about the health of the U.S. and global economies and about the sustainability of recent positive market trends.
     The chairman of the U.S. Federal Reserve has testified that while several specific economic indicators have improved in recent months, he believes economic recovery is likely to be gradual in 2010 with some acceleration in 2011.
Staying in touch
While your individual financial adviser should always be your primary source of information and advice about the markets and your investments, we here at Invesco Aim also can provide helpful information. Our website, invescoaim.com, features “Investment Perspectives” — articles written by our investment professionals that provide timely market commentary, general investor education and sector updates.
     You can also access your Fund’s most recent quarterly commentary at invescoaim.com. Simply click on “Products and Performance” at the top of the website; next, select “Mutual Funds”; and then click on “Quarterly Commentary.”
A single focus
Invesco Aim’s investment professionals have managed clients’ money in up markets and down markets. While market conditions can change often, and dramatically, what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.
     If you have questions about this report or your account, please contact one of our skilled client services representatives at 800 959 4246. If you have questions or comments for me, please email me directly at phil@invescoaim.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
3	AIM Gold & Precious Metals Fund

Schedule of Investments(a)

September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.64%
Australia–5.91%
BHP Billiton Ltd.–ADR(b)	162,000	$10,693,620

Newcrest Mining Ltd.	475,000	13,372,505

		24,066,125

Canada–56.72%
Agnico-Eagle Mines Ltd.	289,000	19,608,650

Alamos Gold Inc.(c)	654,000	5,756,225

Andina Minerals Inc.(c)	2,000,000	2,915,169

Aurizon Mines Ltd.(c)	1,109,000	4,835,240

Barrick Gold Corp.	399,000	15,122,100

Cameco Corp.(b)	310,000	8,618,000

Detour Gold Corp.(c)	465,000	5,748,068

Eldorado Gold Corp.(c)	1,408,000	16,076,183

Franco-Nevada Corp.	582,000	15,296,843

Goldcorp, Inc.	478,000	19,296,860

Harry Winston Diamond Corp.	300,000	2,531,151

IAMGOLD Corp.	1,538,000	21,799,724

Kinross Gold Corp.	425,000	9,220,622

Minefinders Corp. Ltd.(b)(c)	737,000	7,178,380

Osisko Mining Corp.(c)	1,082,000	8,087,724

Pan American Silver Corp.(c)	425,000	9,690,000

Seabridge Gold Inc.(c)	400,000	11,440,000

Silver Wheaton Corp.(b)(c)	1,729,000	21,768,110

Teck Resources Ltd.–Class B(c)	300,000	8,288,609

Yamana Gold Inc.	1,655,000	17,725,050

		231,002,708

Peru–3.37%
Compania de Minas Buenaventura S.A.–ADR	390,000	13,731,900

South Africa–9.41%
Gold Fields Ltd.–ADR	953,000	13,132,340

Harmony Gold Mining Co. Ltd.–ADR	300,000	3,282,000

Impala Platinum Holdings Ltd.	320,000	7,505,879

Randgold Resources Ltd.–ADR	206,000	14,395,280

		38,315,499

United Kingdom–1.05%
Rio Tinto PLC(c)	100,000	4,291,681

United States–13.18%
Coeur d’Alene Mines Corp.(c)	221,500	4,540,750

Freeport-McMoRan Copper & Gold Inc.	270,000	18,524,700

Hecla Mining Co.(b)(c)	500,000	2,195,000

iShares COMEX Gold Trust(b)(c)	57,000	5,639,010

Newmont Mining Corp.	324,000	14,262,480

SPDR Gold Trust(c)	86,000	8,501,100

		53,663,040

Total Common Stocks & Other Equity Interests (Cost $343,366,603)		365,070,953

Money Market Funds–10.20%
Liquid Assets Portfolio–Institutional Class(d)	20,770,228	20,770,228

Premier Portfolio–Institutional Class(d)	20,770,228	20,770,228

Total Money Market Funds (Cost $41,540,456)		41,540,456

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.84% (Cost $384,907,059)		406,611,409

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.15%
Liquid Assets Portfolio–Institutional Class (Cost $16,915,525)(d)(e)	16,915,525	16,915,525

TOTAL INVESTMENTS–103.99% (Cost $401,822,584)		423,526,934

OTHER ASSETS LESS LIABILITIES–(3.99)%		(16,246,661)

NET ASSETS–100.00%		$407,280,273

Investment Abbreviations:

ADR	– American Depositary Receipt
SPDR	– Standard & Poor’s Depositary Receipts

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2009.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment advisor.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Gold & Precious Metals Fund

Portfolio Composition

By industry, based on Net Assets
as of September 30, 2009

Gold	56.8%

Precious Metals & Minerals	17.0

Diversified Metals & Mining	10.2

Investment Companies — Exchange Traded Funds	3.5

Coal & Consumable Fuels	2.1

Money Market Funds Plus Other Assets Less Liabilities	10.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Gold & Precious Metals Fund

Statement of Assets and Liabilities

September 30, 2009
(Unaudited)

Assets:
Investments, at value (Cost $343,366,603)*	$365,070,953

Investments in affiliated money market funds, at value and cost	58,455,981

Total investments, at value (Cost $401,822,584)	423,526,934

Cash	18,062

Receivables for:
Fund shares sold	1,239,354

Dividends	109,502

Investment for trustee deferred compensation and retirement plans	17,877

Other assets	30,985

Total assets	424,942,714

Liabilities:
Payables for:
Fund shares reacquired	334,945

Collateral upon return of securities loaned	16,915,525

Accrued fees to affiliates	280,345

Accrued other operating expenses	94,454

Trustee deferred compensation and retirement plans	37,172

Total liabilities	17,662,441

Net assets applicable to shares outstanding	$407,280,273

Net assets consist of:
Shares of beneficial interest	$390,895,121

Undistributed net investment income (loss)	(2,713,839)

Undistributed net realized gain (loss)	(2,606,323)

Unrealized appreciation	21,705,314

$407,280,273

Net Assets:
Class A	$142,887,616

Class B	$39,045,050

Class C	$44,505,417

Class Y	$2,863,451

Investor Class	$177,978,739

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	18,656,873

Class B	5,236,026

Class C	5,627,746

Class Y	370,546

Investor Class	23,103,281

Class A:
Net asset value per share	$7.66

Maximum offering price per share
(Net asset value of $7.66 divided by 94.50%)	$8.11

Class B:
Net asset value and offering price per share	$7.46

Class C:
Net asset value and offering price per share	$7.91

Class Y:
Net asset value and offering price per share	$7.73

Investor Class:
Net asset value and offering price per share	$7.70

*	At September 30, 2009, securities with an aggregate value of $16,658,262 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Gold & Precious Metals Fund

Statement of Operations

For the six months ended September 30, 2009
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $51,162)	$695,119

Dividends from affiliated money market funds (includes securities lending income of $197,175)	282,683

Total investment income	977,802

Expenses:
Advisory fees	1,302,241

Administrative services fees	59,990

Custodian fees	20,692

Distribution fees:
Class A	146,733

Class B	172,904

Class C	198,612

Investor Class	191,653

Transfer agent fees	433,355

Trustees’ and officers’ fees and benefits	13,268

Other	116,434

Total expenses	2,655,882

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(38,584)

Net expenses	2,617,298

Net investment income (loss)	(1,639,496)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(872,391)

Foreign currencies	75,629

(796,762)

Change in net unrealized appreciation of:
Investment securities	93,118,595

Foreign currencies	522

93,119,117

Net realized and unrealized gain	92,322,355

Net increase in net assets resulting from operations	$90,682,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Gold & Precious Metals Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2009 and the year ended March 31, 2009
(Unaudited)

	September 30,	March 31,
	2009	2009

Operations:
Net investment income (loss)	$(1,639,496)	$(1,017,295)

Net realized gain (loss)	(796,762)	26,342,984

Change in net unrealized appreciation (depreciation)	93,119,117	(121,825,318)

Net increase (decrease) in net assets resulting from operations	90,682,859	(96,499,629)

Distributions to shareholders from net investment income:
Class A	—	(372,546)

Class B	—	(76,405)

Class C	—	(73,494)

Class Y	—	(3,230)

Investor Class	—	(578,999)

Total distributions from net investment income	—	(1,104,674)

Share transactions-net:
Class A	14,456,460	5,823,923

Class B	(1,430,055)	(843,741)

Class C	(1,313,231)	4,746,051

Class Y	862,129	1,210,419

Investor Class	1,958,025	(136,888)

Net increase in net assets resulting from share transactions	14,533,328	10,799,764

Net increase (decrease) in net assets	105,216,187	(86,804,539)

Net assets:
Beginning of period	302,064,086	388,868,625

End of period (includes undistributed net investment income (loss) of $(2,713,839) and $(1,074,343), respectively)	$407,280,273	$302,064,086

Notes to Financial Statements

September 30, 2009
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Gold & Precious Metals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is capital growth.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

8        AIM Gold & Precious Metals Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

9        AIM Gold & Precious Metals Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic climate for the two largest gold producers, South Africa and the former Soviet Union, may have a direct impact on the price of gold worldwide.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
M.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and

10        AIM Gold & Precious Metals Fund

reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Through at least June 30, 2010, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund’s average daily net assets) do not exceed the annual rate of:

Average Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisors”) the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).
  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. (“Invesco”) described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ration does not exceed the expense limitation, the advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The advisor did not waive fees for reimbursed expenses during the period under this expense limitation.
  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended September 30, 2009, the Advisor waived advisory fees of $31,420.
  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $384.
  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

11        AIM Gold & Precious Metals Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2009, IADI advised the Fund that IADI retained $62,405 in front-end sales commissions from the sale of Class A shares and $43, $54,147 and $3,937 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$411,729,374	$11,797,560	$—	$423,526,934

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,780.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2009, the Fund paid legal fees of $1,464 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

12        AIM Gold & Precious Metals Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2010	$609,112

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2009 was $8,488,273 and $4,193,997, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$55,922,910

Aggregate unrealized (depreciation) of investment securities	(37,301,088)

Net unrealized appreciation of investment securities	$18,621,822

Cost of investments for tax purposes is $404,905,112.

13        AIM Gold & Precious Metals Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	September 30, 2009(a)		March 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	5,758,911	$38,134,634	10,734,474	$66,134,463

Class B	773,188	5,034,742	2,697,569	16,256,748

Class C	1,154,180	7,885,107	3,583,461	22,435,885

Class Y(b)	257,831	1,682,004	256,843	1,323,207

Investor Class	3,436,490	23,555,430	8,725,762	53,390,818

Issued as reinvestment of dividends:
Class A	—	—	73,836	332,261

Class B	—	—	14,700	64,682

Class C	—	—	14,997	70,034

Class Y	—	—	626	2,835

Investor Class	—	—	122,389	553,201

Automatic conversion of Class B shares to Class A shares:
Class A	201,105	1,334,351	447,699	2,864,267

Class B	(205,652)	(1,334,351)	(457,051)	(2,864,267)

Reacquired:(c)
Class A(b)	(3,786,161)	(25,012,525)	(10,571,755)	(63,507,068)

Class B	(800,786)	(5,130,446)	(2,476,972)	(14,300,904)

Class C	(1,333,065)	(9,198,338)	(2,842,888)	(17,759,868)

Class Y	(116,457)	(819,875)	(28,297)	(115,623)

Investor Class(b)	(3,239,840)	(21,597,405)	(9,185,199)	(54,080,907)

Net increase in share activity	2,099,744	$14,533,328	1,110,194	$10,799,764

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	136,499	$694,780

Class A	(96,942)	(490,527)

Investor Class	(40,128)	(204,253)

(c)	Net of redemption fees of $30,185 and $118,342 allocated among the classes based on relative net assets of each class for the six months ended September 30, 2009 and for the year ended March 31, 2009, respectively.

14        AIM Gold & Precious Metals Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
										to average		to average net		Ratio of net
	Net asset	Net		Net gains on		Dividends				net assets		assets without		investment
	value,	investment		securities (losses)	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		(both realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 09/30/09	$5.91	$(0.03	)(d)	$1.78	$1.75	$—	$7.66	29.61%	$142,888	1.35	%(e)	1.37	%(e)	(0.79	)%(e)	1%
Year ended 03/31/09	7.77	(0.01	)(d)	(1.82)	(1.83)	(0.03)	5.91	(23.51)	97,402	1.46		1.47		(0.18)		39
Year ended 03/31/08	6.11	(0.02)		1.73	1.71	(0.05)	7.77	28.00	122,756	1.35		1.36		(0.48)		43
Year ended 03/31/07	5.67	(0.00	)(d)	0.58	0.58	(0.14)	6.11	10.24	58,702	1.41		1.41		(0.04)		85
Year ended 03/31/06	3.55	(0.00	)(d)	2.12	2.12	—	5.67	59.72	41,200	1.45		1.45		(0.10)		155
Year ended 03/31/05	3.81	(0.03	)(d)	(0.20)	(0.23)	(0.03)	3.55	(5.89)	10,609	1.69		1.71		(0.78)		51

Class B
Six months ended 09/30/09	5.77	(0.05	)(d)	1.74	1.69	0.00	7.46	29.29	39,045	2.10	(e)	2.12	(e)	(1.54	)(e)	1
Year ended 03/31/09	7.64	(0.06	)(d)	(1.80)	(1.86)	(0.01)	5.77	(24.22)	31,584	2.21		2.22		(0.93)		39
Year ended 03/31/08	6.01	(0.07)		1.71	1.64	(0.01)	7.64	27.23	43,462	2.10		2.11		(1.23)		43
Year ended 03/31/07	5.60	(0.05	)(d)	0.58	0.53	(0.12)	6.01	9.45	25,599	2.16		2.16		(0.79)		85
Year ended 03/31/06	3.54	(0.04	)(d)	2.10	2.06	—	5.60	58.19	19,103	2.19		2.19		(0.84)		155
Year ended 03/31/05	3.82	(0.05	)(d)	(0.20)	(0.25)	(0.03)	3.54	(6.48)	8,593	2.34		2.36		(1.43)		51

Class C
Six months ended 09/30/09	6.12	(0.05	)(d)	1.84	1.79	0.00	7.91	29.25	44,505	2.10	(e)	2.12	(e)	(1.54	)(e)	1
Year ended 03/31/09	8.11	(0.06	)(d)	(1.92)	(1.98)	(0.01)	6.12	(24.30)	35,563	2.21		2.22		(0.93)		39
Year ended 03/31/08	6.39	(0.07)		1.80	1.73	(0.01)	8.11	27.02	40,939	2.10		2.11		(1.23)		43
Year ended 03/31/07	5.94	(0.05	)(d)	0.62	0.57	(0.12)	6.39	9.59	21,188	2.16		2.16		(0.79)		85
Year ended 03/31/06	3.75	(0.04	)(d)	2.23	2.19	—	5.94	58.40	14,758	2.19		2.19		(0.84)		155
Year ended 03/31/05	4.04	(0.05	)(d)	(0.22)	(0.27)	(0.02)	3.75	(6.58)	6,993	2.34		2.36		(1.43)		51

Class Y
Six months ended 09/30/09	5.95	(0.02	)(d)	1.80	1.78	0.00	7.73	29.92	2,863	1.10	(e)	1.12	(e)	(0.54	)(e)	1
Year ended 03/31/09(f)	5.09	(0.00	)(d)	0.89	0.89	(0.03)	5.95	17.56	1,365	1.44	(g)	1.45	(g)	(0.16	)(g)	39

Investor Class
Six months ended 09/30/09	5.94	(0.03	)(d)	1.79	1.76	—	7.70	29.63	177,979	1.35	(e)	1.37	(e)	(0.79	)(e)	1
Year ended 03/31/09	7.82	(0.01	)(d)	(1.84)	(1.85)	(0.03)	5.94	(23.61)	136,151	1.46		1.47		(0.18)		39
Year ended 03/31/08	6.15	(0.03)		1.75	1.72	(0.05)	7.82	27.98	181,711	1.35		1.36		(0.48)		43
Year ended 03/31/07	5.70	(0.00	)(d)	0.59	0.59	(0.14)	6.15	10.36	146,934	1.41		1.41		(0.04)		85
Year ended 03/31/06	3.57	(0.00	)(d)	2.13	2.13	—	5.70	59.66	149,160	1.44		1.44		(0.09)		155
Year ended 03/31/05	3.84	(0.02	)(d)	(0.21)	(0.23)	(0.04)	3.57	(6.00)	100,838	1.59		1.61		(0.68)		51

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $117,065, $34,486, $39,614, $2,246 and $152,904 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

15        AIM Gold & Precious Metals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
A	$1,000.00	$1,296.10	$7.77	$1,018.30	$6.83	1.35%

B	1,000.00	1,292.90	12.07	1,014.54	10.61	2.10

C	1,000.00	1,292.50	12.07	1,014.54	10.61	2.10

Investor	1,000.00	1,296.30	7.77	1,018.30	6.83	1.35

Y	1,000.00	1,299.20	6.34	1,019.55	5.57	1.10

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

16        AIM Gold & Precious Metals Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Gold & Precious Metals Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or “independent” Trustees voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.
The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This SubCommittee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.
     In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory contracts for another year.
     The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.
     During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
     The discussion below serves as a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Aim
The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund’s investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board’s review of the qualifications of Invesco Aim to provide these services included the Board’s consideration of Invesco Aim’s portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim

17	AIM Gold & Precious Metals Fund	continued

currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement.
     In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board’s knowledge of Invesco Aim’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
B.	Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.
C.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
     The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper Gold Oriented Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods, and in the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one and five year periods and below the performance of the index for the three year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board’s focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.
D.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008. The Board noted that neither Invesco Aim nor its affiliates serve as an adviser to other domestic mutual funds or other domestic clients with investment strategies comparable to those of the Fund.
     The Board noted that Invesco Aim has contractually agreed to waive advisory fees of the Fund through at least June 30, 2010 and that this fee waiver includes breakpoints based on net asset levels. The Board noted that Invesco Aim has agreed to reduce the per account transfer agent fee for all the retail funds, including the Fund, effective July 1, 2009. The Board also noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
     The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
     After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.
E.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints, but that due to the Fund’s

18	AIM Gold & Precious Metals Fund	continued

asset level at the end of the past calendar year, the Fund is not currently benefiting from the breakpoints. The Board also noted that Invesco Aim’s contractual advisory fee waiver discussed above includes breakpoints based on net asset levels. The Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.
F.	Profitability and Financial Resources
The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
G.	Collateral Benefits to Invesco Aim and its Affiliates
The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim’s relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim’s and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Aim’s and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Aim receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the
Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19	AIM Gold & Precious Metals Fund

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.
If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc.,
Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisers for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund’s prospectus for information on the fund’s subadvisers. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
     It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com	I-GPM-SAR-1	Invesco Aim Distributors, Inc.

AIM Leisure Fund
Semiannual Report to Shareholders ▪ September 30, 2009

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco Aim.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/09 to 9/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	36.27%

Class B Shares	35.67

Class C Shares	35.72

Class R Shares	36.04

Class Y Shares	36.34

Investor Class Shares	36.19

S&P 500 Index▼ (Broad Market/Style-Specific Index)	33.98

Lipper Consumer Services Funds Category Average▼ (Peer Group)	39.89

▼	Lipper Inc.
The S&P 500® Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.
      The Lipper Consumer Services Funds Category Average represents an average of all of the funds in the Lipper Consumer Services Funds category. These funds invest primarily in the equity securities of domestic and foreign companies engaged in providing consumer services, including the services segment of hotels, restaurants, and other leisure facilities; media production and services; and consumer retail and services.
      Effective October 1, 2009, the style-specific benchmark for AIM Leisure Fund will be the S&P 500 Consumer Discretionary Index, which the Fund believes more closely reflects the performance of the securities in which the Fund invests. The Standard & Poor’s 500 Consumer Discretionary Index is an unmanaged market capitalization-weighted index considered representative of the consumer discretionary market.
      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Class Y shares’ inception date is October 3, 2008; returns since that date are actual returns. All other returns are blended returns of actual Class Y share performance and restated Investor Class share performance (for periods prior to the inception date of Class Y shares) at net asset value. The restated Investor Class share performance reflects the Rule 12b-1 fees applicable to Investor Class shares as well as any fee waivers or expense reimbursements received by Investor Class shares. Investor Class shares’ inception date is January 19, 1984.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.37%, 2.12%, 2.12%, 1.62%, 1.12% and 1.37%, respectively. The expense ratios

Average Annual Total Returns
As of 9/30/09, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	-0.05%

5 Years	-1.23

1 Year	-10.80

Class B Shares

Inception (3/28/02)	-0.03%

5 Years	-1.12

1 Year	-10.51

Class C Shares

Inception (2/14/00)	0.12%

5 Years	-0.84

1 Year	-7.16

Class R Shares

Inception (10/25/05)	-2.12%

1 Year	-5.86

Class Y Shares

10 Years	2.78%

5 Years	-0.05

1 Year	-5.42

Investor Class Shares

Inception (1/19/84)	13.04%

10 Years	2.75

5 Years	-0.10

1 Year	-5.65
presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2	AIM Leisure Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.’s proxy committee votes shares held by the Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market’s decline.
      At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under “Products & Performance/ Investment Advisory Agreement Renewals.”
     You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
After an unprecedented downturn late last year and early this year, major market indexes in the U.S. and abroad rebounded in the second and third quarters of 2009. While this may give investors reason to hope that better times may be ahead, considerable uncertainty remains — both about the health of the U.S. and global economies and about the sustainability of recent positive market trends.
     The chairman of the U.S. Federal Reserve has testified that while several specific economic indicators have improved in recent months, he believes economic recovery is likely to be gradual in 2010 with some acceleration in 2011.
Staying in touch
While your individual financial adviser should always be your primary source of information and advice about the markets and your investments, we here at Invesco Aim also can provide helpful information. Our website, invescoaim.com, features “Investment Perspectives” — articles written by our investment professionals that provide timely market commentary, general investor education and sector updates.
     You can also access your Fund’s most recent quarterly commentary at invescoaim.com. Simply click on “Products and Performance” at the top of the website; next, select “Mutual Funds”; and then click on “Quarterly Commentary.”
A single focus
Invesco Aim’s investment professionals have managed clients’ money in up markets and down markets. While market conditions can change often, and dramatically, what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.
     If you have questions about this report or your account, please contact one of our skilled client services representatives at
800 959 4246. If you have questions or comments for me, please email me directly at phil@invescoaim.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
3	AIM Leisure Fund

Schedule of Investments(a)

September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.97%
Advertising–6.68%
Interpublic Group of Cos., Inc. (The)(b)	1,294,027	$9,731,083

Omnicom Group Inc.	394,688	14,579,775

		24,310,858

Apparel Retail–3.68%
Abercrombie & Fitch Co.–Class A	178,191	5,858,920

Hot Topic, Inc.(b)(c)	542,355	4,062,239

TJX Cos., Inc. (The)	92,907	3,451,495

		13,372,654

Apparel, Accessories & Luxury Goods–8.60%
Carter’s, Inc.(b)	201,034	5,367,608

Coach, Inc.	259,433	8,540,534

Hanesbrands, Inc.(b)(c)	340,203	7,280,344

Polo Ralph Lauren Corp.(c)	131,632	10,085,644

		31,274,130

Brewers–5.43%
Anheuser-Busch InBev N.V. (Belgium)	234,380	10,717,339

Heineken N.V. (Netherlands)	196,085	9,040,199

		19,757,538

Cable & Satellite–7.27%
Comcast Corp.–Class A	998,857	16,870,695

Scripps Networks Interactive, Inc.–Class A(c)	258,580	9,554,531

		26,425,226

Casinos & Gaming–7.42%
International Game Technology	572,177	12,290,362

Penn National Gaming, Inc.(b)	213,082	5,893,848

WMS Industries Inc.(b)	197,533	8,802,070

		26,986,280

Computer & Electronics Retail–1.95%
Best Buy Co., Inc.(c)	188,953	7,089,517

Consumer Electronics–1.07%
Harman International Industries, Inc.	114,942	3,894,235

Department Stores–3.81%
Kohl’s Corp.(b)	131,320	7,491,806

Nordstrom, Inc.	208,661	6,372,507

		13,864,313

Food Retail–2.04%
Woolworths Ltd. (Australia)	288,363	7,432,591

Footwear–1.90%
NIKE, Inc.–Class B	106,942	6,919,147

General Merchandise Stores–3.70%
Family Dollar Stores, Inc.	213,913	5,647,303

Target Corp.	166,916	7,791,639

		13,438,942

Home Improvement Retail–3.92%
Home Depot, Inc. (The)	267,780	7,133,659

Lowe’s Cos., Inc.	340,853	7,137,462

		14,271,121

Hotels, Resorts & Cruise Lines–6.50%
Carnival Corp.(d)	114,806	3,820,744

Choice Hotels International, Inc.	190,934	5,930,410

Marriott International, Inc.–Class A	403,789	11,140,539

Regal Hotels International Holdings Ltd. (Hong Kong)	7,827,800	2,737,993

		23,629,686

Hypermarkets & Super Centers–0.98%
Costco Wholesale Corp.	62,841	3,548,003

Internet Retail–1.01%
Amazon.com, Inc.(b)	39,355	3,674,183

Internet Software & Services–3.45%
Google Inc.–Class A(b)	23,499	11,651,979

OpenTable, Inc.(b)(c)	32,300	890,188

		12,542,167

Movies & Entertainment–11.06%
Time Warner Inc.	312,166	8,984,137

Viacom Inc.–Class A(b)(c)	131,424	3,870,437

Viacom Inc.–Class B(b)	180,947	5,073,754

Walt Disney Co. (The)	811,793	22,291,836

		40,220,164

Restaurants–8.08%
Brinker International, Inc.	378,512	5,953,994

Darden Restaurants, Inc.	205,492	7,013,442

Jack in the Box Inc.(b)(c)	254,404	5,212,738

McDonald’s Corp.	95,019	5,422,734

Yum! Brands, Inc.	170,800	5,766,208

		29,369,116

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Leisure Fund

	Shares	Value

Soft Drinks–4.60%
Coca-Cola Co. (The)	103,302	$5,547,317

PepsiCo, Inc.	190,312	11,163,702

		16,711,019

Specialty Stores–2.82%
PetSmart, Inc.	300,445	6,534,679

Staples, Inc.	160,364	3,723,652

		10,258,331

Total Common Stocks & Other Equity Interests (Cost $299,563,800)		348,989,221

Money Market Funds–2.51%
Liquid Assets Portfolio–Institutional Class(e)	4,566,892	4,566,892

Premier Portfolio–Institutional Class(e)	4,566,893	4,566,893

Total Money Market Funds (Cost $9,133,785)		9,133,785

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.48% (Cost $308,697,585)		358,123,006

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.06%
Liquid Assets Portfolio–Institutional Class (Cost $18,404,030)(e)(f)	18,404,030	18,404,030

TOTAL INVESTMENTS–103.54% (Cost $327,101,615)		376,527,036

OTHER ASSETS LESS LIABILITIES–(3.54)%		(12,873,266)

NET ASSETS–100.00%		$363,653,770

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2009.
(d)	Each unit represents one common share with paired trust share.
(e)	The money market fund and the Fund are affiliated by having the same investment advisor.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of September 30, 2009

Consumer Discretionary	79.5%

Consumer Staples	13.0

Information Technology	3.5

Money Market Funds Plus Other Assets Less Liabilities	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Leisure Fund

Statement of Assets and Liabilities

September 30, 2009
(Unaudited)

Assets:
Investments, at value (Cost $299,563,800)*	$348,989,221

Investments in affiliated money market funds, at value and cost	27,537,815

Total investments, at value (Cost $327,101,615)	376,527,036

Foreign currencies, at value (Cost $40,020)	40,278

Receivables for:
Investments sold	20,883,962

Fund shares sold	50,138

Dividends	429,282

Investment for trustee deferred compensation and retirement plans	34,335

Other assets	27,600

Total assets	397,992,631

Liabilities:
Payables for:
Investments purchased	14,748,468

Fund shares reacquired	781,337

Collateral upon return of securities loaned	18,404,030

Accrued fees to affiliates	240,706

Accrued other operating expenses	69,969

Trustee deferred compensation and retirement plans	94,351

Total liabilities	34,338,861

Net assets applicable to shares outstanding	$363,653,770

Net assets consist of:
Shares of beneficial interest	$372,791,059

Undistributed net investment income	5,718,626

Undistributed net realized gain (loss)	(64,241,615)

Unrealized appreciation	49,385,700

$363,653,770

Net Assets:
Class A	$56,106,065

Class B	$9,933,226

Class C	$13,707,438

Class R	$874,968

Class Y	$1,350,533

Investor Class	$281,681,540

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	2,026,255

Class B	375,168

Class C	535,929

Class R	31,792

Class Y	48,759

Investor Class	10,196,051

Class A:
Net asset value per share	$27.69

Maximum offering price per share
(Net asset value of $27.69 divided by 94.50%)	$29.30

Class B:
Net asset value and offering price per share	$26.48

Class C:
Net asset value and offering price per share	$25.58

Class R:
Net asset value and offering price per share	$27.52

Class Y:
Net asset value and offering price per share	$27.70

Investor Class:
Net asset value and offering price per share	$27.63

*	At September 30, 2009, securities with an aggregate value of $17,801,577 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Leisure Fund

Statement of Operations

For the six months ended September 30, 2009
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $46,177)	$2,835,805

Dividends from affiliated money market funds (includes securities lending income of $90,833)	110,358

Total investment income	2,946,163

Expenses:
Advisory fees	1,252,128

Administrative services fees	63,467

Custodian fees	18,372

Distribution fees:
Class A	66,103

Class B	49,555

Class C	64,149

Class R	1,862

Investor Class	320,623

Transfer agent fees	465,483

Trustees’ and officers’ fees and benefits	13,551

Other	111,777

Total expenses	2,427,070

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(14,231)

Net expenses	2,412,839

Net investment income	533,324

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	11,401,653

Foreign currencies	129,077

11,530,730

Change in net unrealized appreciation (depreciation) of:
Investment securities	88,465,193

Foreign currencies	(39,946)

88,425,247

Net realized and unrealized gain	99,955,977

Net increase in net assets resulting from operations	$100,489,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Leisure Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2009 and the year ended March 31, 2009
(Unaudited)

	September 30,	March 31,
	2009	2009

Operations:
Net investment income	$533,324	$5,143,695

Net realized gain (loss)	11,530,730	(69,221,779)

Change in net unrealized appreciation (depreciation)	88,425,247	(193,351,502)

Net increase (decrease) in net assets resulting from operations	100,489,301	(257,429,586)

Distributions to shareholders from net realized gains:
Class A	—	(6,005,872)

Class B	—	(1,293,343)

Class C	—	(1,558,409)

Class R	—	(66,149)

Class Y	—	(50,847)

Investor Class	—	(26,637,952)

Total distributions from net realized gains	—	(35,612,572)

Share transactions-net:
Class A	(6,239,576)	(36,048,526)

Class B	(2,527,906)	(6,811,861)

Class C	(1,358,603)	(8,672,930)

Class R	47,165	194,885

Class Y	521,482	772,263

Investor Class	(12,826,765)	(50,886,198)

Net increase (decrease) in net assets resulting from share transactions	(22,384,203)	(101,452,367)

Net increase (decrease) in net assets	78,105,098	(394,494,525)

Net assets:
Beginning of period	285,548,672	680,043,197

End of period (includes undistributed net investment income of $5,718,626 and $5,185,302, respectively)	$363,653,770	$285,548,672

Notes to Financial Statements

September 30, 2009
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Leisure Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is capital growth.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

8        AIM Leisure Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

9        AIM Leisure Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

10        AIM Leisure Fund

realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisors”) the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).
  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 2.00% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. (“Invesco”) described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Advisor did not waive fees or reimburse expenses during the period under this expense limitation.
  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended September 30, 2009, the Advisor waived advisory fees of $7,099.
  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $376.
  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority

11        AIM Leisure Fund

(“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2009, IADI advised the Fund that IADI retained $3,748 in front-end sales commissions from the sale of Class A shares and $0, $13,626, $116 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$376,527,036	$—	$—	$376,527,036

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2009, the Fund engaged in securities purchases of $33,480.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,756.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2009, the Fund paid legal fees of $1,471 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

12        AIM Leisure Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$8,813,641

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2009 was $89,064,669 and $115,072,429, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$73,671,004

Aggregate unrealized (depreciation) of investment securities	(24,446,626)

Net unrealized appreciation of investment securities	$49,224,378

Cost of investments for tax purposes is $327,302,658.

13        AIM Leisure Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	September 30, 2009(a)		March 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	168,853	$4,095,510	540,995	$17,884,731

Class B	6,664	154,169	45,136	1,489,097

Class C	30,286	696,222	57,806	1,685,687

Class R	7,303	172,683	12,634	376,338

Class Y(b)	38,995	946,522	30,062	812,085

Investor Class	294,870	7,020,481	601,761	18,058,729

Issued as reinvestment of dividends:
Class A	—	—	278,451	5,783,432

Class B	—	—	61,039	1,219,540

Class C	—	—	76,246	1,471,550

Class R	—	—	3,198	66,144

Class Y	—	—	2,377	49,265

Investor Class	—	—	1,247,505	25,848,311

Automatic conversion of Class B shares to Class A shares:
Class A	14,684	357,114	56,271	1,712,364

Class B	(15,327)	(357,114)	(58,215)	(1,712,364)

Reacquired:
Class A(b)	(436,596)	(10,692,200)	(2,007,205)	(61,429,053)

Class B	(100,868)	(2,324,961)	(274,172)	(7,808,134)

Class C	(90,455)	(2,054,825)	(419,708)	(11,830,167)

Class R	(5,150)	(125,518)	(8,900)	(247,597)

Class Y	(18,623)	(425,040)	(4,052)	(89,087)

Investor Class(b)	(819,105)	(19,847,246)	(3,277,521)	(94,793,238)

Net increase (decrease) in share activity	(924,469)	$(22,384,203)	(3,036,292)	$(101,452,367)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	20,792	$631,856

Class A	(2,736)	(83,298)

Investor Class	(18,051)	(548,558)

14        AIM Leisure Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
											to average		to average net
			Net gains								net assets		assets
			(losses)								with		without		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions				Net assets,	fee waivers		fee waivers		investment
	value,	investment	(both	Total from	from net	from net		Net asset		end of period	and/or		and/or		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	(000s	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 09/30/09	$20.32	$0.05	$7.32	$7.37	$—	$—	$—	$27.69	36.27%	$56,106	1.40	%(d)	1.40	%(d)	0.36	%(d)	28%
Year ended 03/31/09	39.82	0.36	(17.29)	(16.93)	—	(2.57)	(2.57)	20.32	(42.67)	46,322	1.36		1.36		1.16		17
Year ended 03/31/08	49.19	0.23	(5.72)	(5.49)	(0.37)	(3.51)	(3.88)	39.82	(11.89)	135,813	1.18		1.18		0.48		14
Year ended 03/31/07	43.45	0.15	9.20 (e)	9.35	(1.05)	(2.56)	(3.61)	49.19	21.86 (e)	181,748	1.23		1.23		0.33		20
Year ended 03/31/06	45.61	0.15	2.60	2.75	(0.47)	(4.44)	(4.91)	43.45	6.58	132,515	1.29		1.29		0.34		20
Year ended 03/31/05	42.83	(0.05)	3.15	3.10	(0.32)	—	(0.32)	45.61	7.23	87,068	1.42		1.43		(0.11)		8

Class B
Six months ended 09/30/09	19.51	(0.04)	7.01	6.97	—	—	—	26.48	35.73	9,933	2.15	(d)	2.15	(d)	(0.39	)(d)	28
Year ended 03/31/09	38.68	0.13	(16.73)	(16.60)	—	(2.57)	(2.57)	19.51	(43.08)	9,454	2.11		2.11		0.41		17
Year ended 03/31/08	47.95	(0.13)	(5.55)	(5.68)	(0.08)	(3.51)	(3.59)	38.68	(12.54)	27,495	1.93		1.93		(0.27)		14
Year ended 03/31/07	42.46	(0.19)	8.96 (e)	8.77	(0.72)	(2.56)	(3.28)	47.95	20.95 (e)	37,553	1.98		1.98		(0.42)		20
Year ended 03/31/06	44.86	(0.17)	2.54	2.37	(0.33)	(4.44)	(4.77)	42.46	5.81	34,272	2.02		2.02		(0.39)		20
Year ended 03/31/05	42.22	(0.32)	3.08	2.76	(0.12)	—	(0.12)	44.86	6.54	28,776	2.07		2.08		(0.76)		8

Class C
Six months ended 09/30/09	18.84	(0.04)	6.78	6.74	—	—	—	25.58	35.78	13,707	2.15	(d)	2.15	(d)	(0.39	)(d)	28
Year ended 03/31/09	37.51	0.12	(16.22)	(16.10)	—	(2.57)	(2.57)	18.84	(43.09)	11,232	2.11		2.11		0.41		17
Year ended 03/31/08	46.62	(0.12)	(5.40)	(5.52)	(0.08)	(3.51)	(3.59)	37.51	(12.56)	33,073	1.93		1.93		(0.27)		14
Year ended 03/31/07	41.35	(0.19)	8.74 (e)	8.55	(0.72)	(2.56)	(3.28)	46.62	20.98 (e)	47,521	1.98		1.98		(0.42)		20
Year ended 03/31/06	43.82	(0.17)	2.47	2.30	(0.33)	(4.44)	(4.77)	41.35	5.78	33,549	2.02		2.02		(0.39)		20
Year ended 03/31/05	41.24	(0.31)	3.01	2.70	(0.12)	—	(0.12)	43.82	6.55	29,706	2.07		2.08		(0.76)		8

Class R
Six months ended 09/30/09	20.22	0.01	7.29	7.30	—	—	—	27.52	36.10	875	1.65	(d)	1.65	(d)	0.11	(d)	28
Year ended 03/31/09	39.75	0.27	(17.23)	(16.96)	—	(2.57)	(2.57)	20.22	(42.82)	599	1.61		1.61		0.91		17
Year ended 03/31/08	49.14	0.10	(5.71)	(5.61)	(0.27)	(3.51)	(3.78)	39.75	(12.12)	903	1.43		1.43		0.23		14
Year ended 03/31/07	43.41	0.04	9.19 (e)	9.23	(0.94)	(2.56)	(3.50)	49.14	21.59 (e)	203	1.48		1.48		0.08		20
Year ended 03/31/06(f)	43.91	0.02	4.38	4.40	(0.46)	(4.44)	(4.90)	43.41	10.57	22	1.52	(g)	1.52	(g)	0.11	(g)	20

Class Y
Six months ended 09/30/09	20.31	0.08	7.31	7.39	—	—	—	27.70	36.39	1,351	1.15	(d)	1.15	(d)	0.61	(d)	28
Year ended 03/31/09(f)	30.39	0.14	(7.65)	(7.51)	—	(2.57)	(2.57)	20.31	(24.90)	576	1.27	(g)	1.28	(g)	1.25	(g)	17

Investor Class
Six months ended 09/30/09	20.28	0.05	7.30	7.35	—	—	—	27.63	36.24	281,682	1.40	(d)	1.40	(d)	0.36	(d)	28
Year ended 03/31/09	39.74	0.35	(17.24)	(16.89)	—	(2.57)	(2.57)	20.28	(42.65)	217,365	1.36		1.36		1.16		17
Year ended 03/31/08	49.10	0.23	(5.71)	(5.48)	(0.37)	(3.51)	(3.88)	39.74	(11.89)	482,760	1.18		1.18		0.48		14
Year ended 03/31/07	43.37	0.15	9.19 (e)	9.34	(1.05)	(2.56)	(3.61)	49.10	21.88 (e)	629,840	1.23		1.23		0.33		20
Year ended 03/31/06	45.54	0.16	2.59	2.75	(0.48)	(4.44)	(4.92)	43.37	6.60	568,321	1.27		1.27		0.36		20
Year ended 03/31/05	42.75	(0.00)	3.14	3.14	(0.35)	—	(0.35)	45.54	7.35	659,978	1.32		1.32		(0.01)		8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $52,738, $9,884, $12,795, $743, $1,032, and $255,797 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(e)	Net gains (losses) on securities (both realized and unrealized) per share and total return include a special dividend received of $10.00 per share owned of Cablevision Systems Corp.-Class A on April 24, 2006. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding the special dividend are $8.81, $8.57, $8.35, $8.80 and $8.80 for Class A, Class B, Class C, Class R and Investor Class shares, respectively. Total returns excluding the special dividend are 20.89%, 19.97%, 19.97%, 20.62%, and 20.90% for Class A, Class B, Class C, Class R and Investor Class shares, respectively.
(f)	Commencement date of October 25, 2005 and October 3, 2008 for Class R and Class Y shares, respectively.
(g)	Annualized.

15        AIM Leisure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
A	$1,000.00	$1,362.70	$8.29	$1,018.05	$7.08	1.40%

B	1,000.00	1,356.70	12.70	1,014.29	10.86	2.15

C	1,000.00	1,357.20	12.70	1,014.29	10.86	2.15

R	1,000.00	1,360.40	9.76	1,016.80	8.34	1.65

Y	1,000.00	1,363.40	6.81	1,019.30	5.82	1.15

Investor	1,000.00	1,361.90	8.29	1,018.05	7.08	1.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

16        AIM Leisure Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Leisure Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or “independent” Trustees voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.
The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.
      In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory contracts for another year.
      The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.
      During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
      The discussion below serves as a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Aim
The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund’s investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board’s review of the qualifications of Invesco Aim to provide these services included the Board’s consideration of Invesco Aim’s portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim

17	AIM Leisure Fund	continued

currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement.
     In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board’s knowledge of Invesco Aim’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
B.	Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.
C.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
      The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an affiliated Sub-Adviser, and against the Lipper Consumer Services Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its Lipper performance universe for the one year period and in the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board’s focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.
D.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008.
      The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other domestic clients of Invesco Aim and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Aim. The Board noted that the Fund’s rate was the same as the effective fee rate of the other mutual fund. The Board also noted that an Invesco Aim affiliate advises an off-shore fund with a comparable investment strategy.
      The Board noted that Invesco Aim has agreed to reduce the per account transfer agent fee for all the retail funds, including the Fund, effective July 1, 2009. The Board also noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
      The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
      After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.
E.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual

18	AIM Leisure Fund	continued

advisory fee schedule includes six breakpoints and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoints. The Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.
F.	Profitability and Financial Resources
The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
G.	Collateral Benefits to Invesco Aim and its Affiliates
The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim’s relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
      The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim’s and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Aim’s and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.
      The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Aim receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19	AIM Leisure Fund

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.
If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc.,
Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisers for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund’s prospectus for information on the fund’s subadvisers. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com	I-LEI-SAR-1	Invesco Aim Distributors, Inc.

AIM Technology Fund
Semiannual Report to Shareholders ▪ September 30, 2009

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco Aim.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/09 to 9/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	39.73%

Class B Shares	39.25

Class C Shares	39.21

Class Y Shares	39.87

Investor Class Shares	39.81

S&P 500 Index▼ (Broad Market Index)	33.98

Merrill Lynch 100 Technology Index▼ (Style-Specific Index)	48.59

S&P North American Technology Sector Index▼ (Former Style-Specific Index)	40.87

Lipper Science & Technology Funds Index▼ (Peer Group Index)	40.32

▼	Lipper Inc.
The S&P 500® Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.
     The Merrill Lynch 100 Technology Index is a price-only equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depository Receipts.
     The S&P North American Technology Sector Index is a modified capitalization-weighted index composed of companies involved in the technology industry.
     The Lipper Science & Technology Funds Index is an equally weighted representation of the largest funds in the Lipper Science & Technology Funds category. These funds invest primarily in the equity securities of domestic companies engaged in science and technology.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Class Y shares’ inception date is October 3, 2008; returns since that date are actual returns. All other returns are blended returns of actual Class Y share performance and restated Investor Class share performance (for periods prior to the inception date of Class Y shares) at net asset value. The restated Investor Class share performance reflects the Rule 12b-1 fees applicable to Investor Class shares as well as any fee waivers or expense reimbursements received by Investor Class shares. Investor Class shares’ inception date is January 19, 1984.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.83%, 2.58%, 2.58%, 1.58% and 1.81%, respectively.[1] The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.84%,

Average Annual Total Returns
As of 9/30/09, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	-3.39%

5 Years	1.13

1 Year	1.89

Class B Shares

Inception (3/28/02)	-3.40%

5 Years	1.15

1 Year	2.03

Class C Shares

Inception (2/14/00)	-13.42%

5 Years	1.53

1 Year	6.03

Class Y Shares

10 Years	-6.13%

5 Years	2.33

1 Year	8.06

Investor Class Shares

Inception (1/19/84)	9.20%

10 Years	-6.14

5 Years	2.29

1 Year	7.89
2.59%, 2.59%, 1.59% and 1.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

2	AIM Technology Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.’s proxy committee votes shares held by the Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market’s decline.
     At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under “Products & Performance/ Investment Advisory Agreement Renewals.”
     You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
After an unprecedented downturn late last year and early this year, major market indexes in the U.S. and abroad rebounded in the second and third quarters of 2009. While this may give investors reason to hope that better times may be ahead, considerable uncertainty remains — both about the health of the U.S. and global economies and about the sustainability of recent positive market trends.
     The chairman of the U.S. Federal Reserve has testified that while several specific economic indicators have improved in recent months, he believes economic recovery is likely to be gradual in 2010 with some acceleration in 2011.
Staying in touch
While your individual financial adviser should always be your primary source of information and advice about the markets and your investments, we here at Invesco Aim also can provide helpful information. Our website, invescoaim.com, features “Investment Perspectives” — articles written by our investment professionals that provide timely market commentary, general investor education and sector updates.
     You can also access your Fund’s most recent quarterly commentary at invescoaim.com. Simply click on “Products and Performance” at the top of the website; next, select “Mutual Funds”; and then click on “Quarterly Commentary.”
A single focus
Invesco Aim’s investment professionals have managed clients’ money in up markets and down markets. While market conditions can change often, and dramatically, what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.
     If you have questions about this report or your account, please contact one of our skilled client services representatives at
800 959 4246. If you have questions or comments for me, please email me directly at phil@invescoaim.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
3	AIM Technology Fund

Schedule of Investments(a)

September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.38%
Aerospace & Defense–0.55%
DigitalGlobe Inc.(b)	140,037	$3,132,628

Application Software–4.01%
Adobe Systems Inc.(b)	80,459	2,658,365

NICE Systems Ltd.–ADR (Israel)(b)	365,541	11,127,068

Shanda Games Ltd.–ADR (Cayman Islands)(b)(c)	301,569	3,528,357

Solera Holdings Inc.	181,105	5,634,177

		22,947,967

Communications Equipment–10.96%
Brocade Communications Systems, Inc.(b)	522,207	4,104,547

Cisco Systems, Inc.(b)	638,723	15,035,539

Nokia Corp.–ADR (Finland)	432,464	6,322,624

Plantronics, Inc.	353,486	9,476,959

Polycom, Inc.(b)	195,188	5,221,279

QUALCOMM Inc.	341,857	15,376,728

Research In Motion Ltd. (Canada)(b)	106,136	7,169,487

		62,707,163

Computer Hardware–10.91%
Apple Inc.(b)	141,605	26,249,319

Dell Inc.(b)	368,407	5,621,891

Hewlett-Packard Co.	478,547	22,592,204

International Business Machines Corp.	66,416	7,944,017

		62,407,431

Computer Storage & Peripherals–7.10%
EMC Corp.(b)	882,707	15,041,327

NetApp, Inc.(b)	140,377	3,745,258

QLogic Corp.(b)	388,361	6,679,809

Seagate Technology	441,908	6,721,421

Synaptics Inc.(b)(c)	76,697	1,932,765

Western Digital Corp.(b)	178,273	6,512,313

		40,632,893

Data Processing & Outsourced Services–5.20%
Alliance Data Systems Corp.(b)(c)	209,030	12,767,552

MasterCard, Inc.–Class A	27,648	5,589,043

VeriFone Holdings, Inc.(b)	353,005	5,609,250

Western Union Co.	305,725	5,784,317

		29,750,162

Electronic Components–2.17%
Corning Inc.	460,565	7,051,250

Dolby Laboratories Inc.–Class A(b)	139,629	5,332,432

		12,383,682

Electronic Equipment & Instruments–0.80%
Cogent Inc.(b)	454,054	4,585,945

Electronic Manufacturing Services–3.05%
Flextronics International Ltd. (Singapore)(b)	771,645	5,756,472

Tyco Electronics Ltd. (Switzerland)	525,704	11,712,685

		17,469,157

Home Entertainment Software–1.32%
Activision Blizzard, Inc.(b)	339,571	4,207,285

Nintendo Co., Ltd. (Japan)	13,100	3,350,300

		7,557,585

Integrated Telecommunication Services–1.24%
AT&T Inc.	262,939	7,101,982

Internet Retail–0.65%
Amazon.com, Inc.(b)	39,466	3,684,546

Internet Software & Services–8.63%
DivX, Inc.(b)	630,513	3,442,601

eBay Inc.(b)	243,854	5,757,393

Google Inc.–Class A(b)	47,766	23,684,771

Omniture, Inc.(b)	393,999	8,447,339

VeriSign, Inc.(b)	136,808	3,240,981

Yahoo! Inc.(b)	268,663	4,784,888

		49,357,973

IT Consulting & Other Services–5.74%
Amdocs Ltd.(b)	441,023	11,854,698

Cognizant Technology Solutions Corp.–Class A(b)	542,513	20,973,553

		32,828,251

Other Diversified Financial Services–1.21%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $25,801,962)(d)(e)	—	6,940,479

Semiconductor Equipment–4.93%
Applied Materials, Inc.	675,373	9,049,998

ASML Holding N.V.–New York Shares (Netherlands)	319,700	9,453,529

Cymer, Inc.(b)	249,748	9,705,208

		28,208,735

Semiconductors–16.93%
Avago Technologies Ltd. (Singapore)(b)	449,995	7,681,415

Intel Corp.	927,978	18,160,529

Intersil Corp.–Class A	590,487	9,040,356

Marvell Technology Group Ltd.(b)	940,499	15,226,679

Microsemi Corp.(b)	514,282	8,120,513

ON Semiconductor Corp.(b)	1,233,265	10,174,436

Semtech Corp.(b)	383,649	6,525,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Technology Fund

	Shares	Value

Semiconductors–(continued)

Taiwan Semiconductor Manufacturing Co. Ltd.–ADR (Taiwan)	779,369	$8,541,884

Texas Instruments Inc.	226,757	5,371,873

Xilinx, Inc.	340,779	7,981,044

		96,824,599

Systems Software–11.53%
Ariba Inc.(b)	775,765	8,998,874

Check Point Software Technologies Ltd. (Israel)(b)	579,418	16,426,500

Microsoft Corp.	780,368	20,203,728

Novell, Inc.(b)	1,130,181	5,097,116

Oracle Corp.	481,250	10,029,250

Symantec Corp.(b)	316,345	5,210,202

		65,965,670

Technology Distributors–1.46%
Anixter International Inc.(b)	208,800	8,374,968

Wireless Telecommunication Services–0.99%
American Tower Corp.–Class A(b)	155,527	5,661,183

Total Common Stocks & Other Equity Interests (Cost $464,309,051)		568,522,999

	Principal
	Amount
U.S. Treasury Notes–0.20%
3.13%, 11/30/09 (Cost $1,155,023)	$1,150,000	1,155,435

	Shares
Money Market Funds–0.08%
Liquid Assets Portfolio–Institutional Class(f)	222,844	222,844

Premier Portfolio–Institutional Class(f)	222,844	222,844

Total Money Market Funds (Cost $445,688)		445,688

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.66% (Cost $465,909,762)		570,124,122

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.45%
Liquid Assets Portfolio–Institutional Class (Cost $14,027,709)(f)(g)	14,027,709	14,027,709

TOTAL INVESTMENTS–102.11% (Cost $479,937,471)		584,151,831

OTHER ASSETS LESS LIABILITIES–(2.11)%		(12,096,376)

NET ASSETS–100.00%		$572,055,455

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2009.
(d)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the limited partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of September 30, 2009, represented 1.21% of the Fund’s Net Assets. See Note 4.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2009 represented 1.21% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment advisor.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of September 30, 2009

Information Technology	94.8%

Telecommunication Services	2.2

Financials	1.2

Consumer Discretionary	0.6

Industrials	0.6

U.S. Treasury Notes, Money Market Funds Plus Other Assets Less Liabilities	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Technology Fund

Statement of Assets and Liabilities

September 30, 2009
(Unaudited)

Assets:
Investments, at value (Cost $439,662,112)*	$562,737,955

Investments in affiliates, at value (Cost $40,275,359)	21,413,876

Total investments, at value (Cost $479,937,471)	584,151,831

Foreign currencies, at value (Cost $18,583)	18,117

Receivables for:
Investments sold	3,104,367

Fund shares sold	204,662

Dividends and interest	394,941

Investment for trustee deferred compensation and retirement plans	161,628

Other assets	32,599

Total assets	588,068,145

Liabilities:
Payables for:
Fund shares reacquired	990,216

Collateral upon return of securities loaned	14,027,709

Accrued fees to affiliates	569,670

Accrued other operating expenses	160,661

Trustee deferred compensation and retirement plans	264,434

Total liabilities	16,012,690

Net assets applicable to shares outstanding	$572,055,455

Net assets consist of:
Shares of beneficial interest	$910,117,201

Undistributed net investment income	12,369,629

Undistributed net realized gain (loss)	(454,646,216)

Unrealized appreciation	104,214,841

$572,055,455

Net Assets:
Class A	$173,289,674

Class B	$20,438,583

Class C	$14,710,609

Class Y	$1,373,564

Investor Class	$361,124,622

Institutional Class	$1,118,403

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	6,976,407

Class B	871,147

Class C	644,155

Class Y	55,685

Investor Class	14,662,739

Institutional Class	42,116.6

Class A:
Net asset value per share	$24.84

Maximum offering price per share (Net asset value of $24.84 divided by 94.50%)	$26.29

Class B:
Net asset value and offering price per share	$23.46

Class C:
Net asset value and offering price per share	$22.84

Class Y:
Net asset value and offering price per share	$24.67

Investor Class:
Net asset value and offering price per share	$24.63

Institutional Class:
Net asset value and offering price per share	$26.55

*	At September 30, 2009, securities with an aggregate value of $13,669,388 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Technology Fund

Statement of Operations

For the six months ended September 30, 2009
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $91,094)	$2,170,350

Dividends from affiliates (includes securities lending income of $306,474)	336,555

Interest	3,809

Total investment income	2,510,714

Expenses:
Advisory fees	1,808,934

Administrative services fees	82,868

Custodian fees	12,020

Distribution fees:
Class A	187,573

Class B	95,673

Class C	62,511

Investor Class	367,702

Transfer agent fees — A, B, C, Y and Investor	1,849,004

Transfer agent fees — Institutional	324

Trustees’ and officers’ fees and benefits	15,404

Other	270,498

Total expenses	4,752,511

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(494,568)

Net expenses	4,257,943

Net investment income (loss)	(1,747,229)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	3,796,390

Foreign currencies	2,221

3,798,611

Change in net unrealized appreciation of:
Investment securities	162,286,735

Foreign currencies	3,308

162,290,043

Net realized and unrealized gain	166,088,654

Net increase in net assets resulting from operations	$164,341,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Technology Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2009 and the year ended March 31, 2009
(Unaudited)

	September 30,	March 31,
	2009	2009

Operations:
Net investment income (loss)	$(1,747,229)	$(297,189)

Net realized gain (loss)	3,798,611	(55,307,469)

Change in net unrealized appreciation (depreciation)	162,290,043	(142,046,211)

Net increase (decrease) in net assets resulting from operations	164,341,425	(197,650,869)

Share transactions-net:
Class A	1,198,142	(31,669,828)

Class B	(2,761,336)	(12,273,874)

Class C	1,411,530	(2,108,236)

Class Y	723,552	610,977

Investor Class	(6,156,520)	(41,288,165)

Institutional Class	567,306	326,108

Net increase (decrease) in net assets resulting from share transactions	(5,017,326)	(86,403,018)

Net increase (decrease) in net assets	159,324,099	(284,053,887)

Net assets:
Beginning of period	412,731,356	696,785,243

End of period (includes undistributed net investment income of $12,369,629 and $14,116,858, respectively)	$572,055,455	$412,731,356

Notes to Financial Statements

September 30, 2009
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is capital growth.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

8        AIM Technology Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

9        AIM Technology Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10        AIM Technology Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisors”) the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).
  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. Prior to July 1, 2009, the Advisor had agreed to waive fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 1.55%, 2.30%, 2.30% 1.30%, 1.55% and 1.30% of average daily net assets. In determining the Advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. (“Invesco”) described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended September 30, 2009, the Advisor waived advisory fees of $10,787 and reimbursed class level expenses of $448,867 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares in proportion to the relative net assets of such classes.
  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,813.
  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.23% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a

11        AIM Technology Fund

cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2009, IADI advised the Fund that IADI retained $14,394 in front-end sales commissions from the sale of Class A shares and $0, $18,731 and $528 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$576,055,917	$—	$6,940,479	$582,996,396

U.S. Treasury Debt Securities	—	1,155,435	—	1,155,435

Total Investments	$576,055,917	$1,155,435	$6,940,479	$584,151,831

NOTE 4—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended September 30, 2009.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	03/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	09/30/09	Income

BlueStream Ventures L.P.	$7,383,682	$—	$—	$(443,203)	$—	$6,940,479	$—

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2009, the Fund engaged in securities purchases of $453,354.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $33,101.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such

12        AIM Technology Fund

deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2009, the Fund paid legal fees of $1,603 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $307,274,780 of capital loss carryforward in the fiscal year ending March 31, 2010.
  The Fund had a capital loss carryforward as of March 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2010	$16,166,857

March 31, 2011	367,910,113

March 31, 2017	3,704,356

Total capital loss carryforward	$387,781,326

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2009 was $121,109,494 and $106,638,225, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$144,338,805

Aggregate unrealized (depreciation) of investment securities	(32,353,456)

Net unrealized appreciation of investment securities	$111,985,349

Cost of investments for tax purposes is $472,166,482.

13        AIM Technology Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	September 30, 2009(a)		March 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	911,319	$18,891,332	1,122,931	$26,184,013

Class B	93,053	1,847,958	181,822	3,831,127

Class C	178,924	3,532,614	104,271	2,209,616

Class Y(b)	381,000	7,444,777	32,672	645,381

Investor Class	887,050	18,169,057	1,233,069	26,678,309

Institutional Class	35,696	869,686	18,303	332,049

Automatic conversion of Class B shares to Class A shares:
Class A	120,419	2,545,410	458,008	10,763,061

Class B	(127,024)	(2,545,410)	(480,915)	(10,763,061)

Reacquired:
Class A(b)	(968,116)	(20,238,600)	(3,161,933)	(68,616,902)

Class B	(101,275)	(2,063,884)	(268,192)	(5,341,940)

Class C	(104,364)	(2,121,084)	(212,421)	(4,317,852)

Class Y	(355,983)	(6,721,225)	(2,004)	(34,404)

Investor Class(b)	(1,139,507)	(24,325,577)	(3,083,015)	(67,966,474)

Institutional Class	(11,873)	(302,380)	(330)	(5,941)

Net increase (decrease) in share activity	(200,681)	$(5,017,326)	(4,057,734)	$(86,403,018)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class shares into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	23,344	$488,353

Class A	(17,902)	(377,921)

Investor Class	(5,279)	(110,432)

14        AIM Technology Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
				Net gains							expenses		expenses
				(losses)							to average		to average net		Ratio of net
	Net asset	Net		on securities							net assets		assets without		investment
	value,	investment		(both		Total from	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and		investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)		operations	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 09/30/09	$17.77	$(0.07)		$7.14		$7.07	$24.84	39.79%		$173,290	1.67	%(f)	1.85	%(f)	(0.67	)%(f)	22%
Year ended 03/31/09	25.58	(0.00	)(d)	(7.81	)(e)	(7.81)	17.77	(30.53	)(e)	122,823	1.55		1.83		(0.02	)(d)	68
Year ended 03/31/08	28.49	(0.23)		(2.68)		(2.91)	25.58	(10.21)		217,236	1.55		1.56		(0.77)		42
Year ended 03/31/07	28.45	(0.30)		0.34		0.04	28.49	0.14		284,962	1.56		1.57		(1.07)		126
Year ended 03/31/06	23.59	(0.28)		5.14		4.86	28.45	20.60		329,461	1.57		1.63		(1.09)		107
Year ended 03/31/05	24.71	(0.19)		(0.93)		(1.12)	23.59	(4.53)		314,755	1.50		1.68		(0.80)		92

Class B
Six months ended 09/30/09	16.84	(0.14)		6.76		6.62	23.46	39.31		20,439	2.42	(f)	2.60	(f)	(1.42	)(f)	22
Year ended 03/31/09	24.43	(0.16	)(d)	(7.43	)(e)	(7.59)	16.84	(31.07	)(e)	16,952	2.30		2.58		0.77	)(d)	68
Year ended 03/31/08	27.42	(0.44)		(2.55)		(2.99)	24.43	(10.90)		38,443	2.30		2.31		(1.52)		42
Year ended 03/31/07	27.59	(0.48)		0.31		(0.17)	27.42	(0.62)		62,355	2.31		2.32		(1.82)		126
Year ended 03/31/06	23.04	(0.45)		5.00		4.55	27.59	19.75		81,212	2.30		2.36		(1.82)		107
Year ended 03/31/05	24.29	(0.34)		(0.91)		(1.25)	23.04	(5.15)		88,240	2.15		2.33		(1.45)		92

Class C
Six months ended 09/30/09	16.40	(0.14)		6.58		6.44	22.84	39.27		14,711	2.42	(f)	2.60	(f)	(1.42	)(f)	22
Year ended 03/31/09	23.78	(0.16	)(d)	(7.22	)(e)	(7.38)	16.40	(31.03	)(e)	9,340	2.30		2.58		(0.77	)(d)	68
Year ended 03/31/08	26.69	(0.42)		(2.49)		(2.91)	23.78	(10.90)		16,116	2.30		2.31		(1.52)		42
Year ended 03/31/07	26.86	(0.47)		0.30		(0.17)	26.69	(0.63)		21,386	2.31		2.32		(1.82)		126
Year ended 03/31/06	22.43	(0.44)		4.87		4.43	26.86	19.75		26,507	2.30		2.36		(1.82)		107
Year ended 03/31/05	23.64	(0.33)		(0.88)		(1.21)	22.43	(5.12)		27,016	2.15		2.33		(1.45)		92

Class Y
Six months ended 09/30/09	17.63	(0.05)		7.09		7.04	24.67	39.93		1,374	1.42	(f)	1.60	(f)	(0.42	)(f)	22
Year ended 03/31/09(g)	20.92	0.02	(d)	(3.31	)(e)	(3.29)	17.63	(15.73	)(e)	541	1.30	(h)	1.86	(h)	0.23	(d)(h)	68

Investor Class
Six months ended 09/30/09	17.61	(0.07)		7.09		7.02	24.63	39.86		361,125	1.66	(f)	1.84	(f)	(0.66	)(f)	22
Year ended 03/31/09	25.35	(0.00	)(d)	(7.74	)(e)	(7.74)	17.61	(30.53	)(e)	262,730	1.53		1.81		0.00	(d)	68
Year ended 03/31/08	28.23	(0.22)		(2.66)		(2.88)	25.35	(10.20)		424,981	1.52		1.53		(0.74)		42
Year ended 03/31/07	28.19	(0.28)		0.32		0.04	28.23	0.14		595,776	1.53		1.54		(1.04)		126
Year ended 03/31/06	23.37	(0.27)		5.09		4.82	28.19	20.63		783,509	1.57		1.61		(1.09)		107
Year ended 03/31/05	24.49	(0.20)		(0.92)		(1.12)	23.37	(4.57)		892,630	1.56		1.58		(0.86)		92

Institutional Class
Six months ended 09/30/09	18.93	0.00		7.62		7.62	26.55	40.25		1,118	0.96	(f)	0.97	(f)	0.04	(f)	22
Year ended 03/31/09	27.07	0.12	(d)	(8.26	)(e)	(8.14)	18.93	(30.07	)(e)	346	0.90		0.91		0.63	(d)	68
Year ended 03/31/08	29.95	(0.03)		(2.85)		(2.88)	27.07	(9.62)		9	0.86		0.87		(0.10)		42
Year ended 03/31/07	29.70	(0.11)		0.36		0.25	29.95	0.84		12	0.86		0.86		(0.37)		126
Year ended 03/31/06	24.44	(0.09)		5.35		5.26	29.70	21.52		12	0.81		0.81		(0.33)		107
Year ended 03/31/05	25.35	(0.02)		(0.89)		(0.91)	24.44	(3.59)		11	0.79		0.81		(0.09)		92

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes a distribution from BlueStream Ventures L.P. on October 23, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the distribution are $(0.13) and (0.57)%, $(0.29) and (1.32)%, $(0.29) and (1.32)%, $(0.02) and (0.32)%, $(0.13) and (0.55)% and $(0.01) and 0.08% for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains(losses) on securities (both realized and unrealized) per share would have been $(8.01), $(7.63), $(7.42), $(3.33), $(7.94) and $(8.46) for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been lower.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $149,649, $19,082, $12,468, $1,213, $318,158 and $658 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(g)	Commencement date of October 3, 2008.
(h)	Annualized.

15        AIM Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2,4]	(09/30/09)	Period[2,5]	Ratio[3]
A	$1,000.00	$1,397.30	$10.04	$1,016.70	$8.44	1.67%

B	1,000.00	1,392.50	14.51	1,012.94	12.21	2.42

C	1,000.00	1,392.10	14.51	1,012.94	12.21	2.42

Y	1,000.00	1,398.70	8.54	1,017.95	7.18	1.42

Investor	1,000.00	1,398.10	9.98	1,016.75	8.39	1.66

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.
[3]	Effective July 1, 2009, the Fund’s advisor has contractually agreed, through at least June 30, 2010 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00%, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.84%, 2.59%, 2.59%, 1.59% and 1.83% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal year are $11.06, $15.53, $15.53, $9.56 and $11.00 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
[5]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect a one-half year period. The hypothetical expenses paid restated as if the changes discussed above in footnote 3 had been in effect throughout the entire most recent fiscal half year period are $9.30, $13.06, $13.06, $8.04 and $9.25 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.

16        AIM Technology Fund

Supplement to Semiannual Report dated 9/30/09
AIM Technology Fund

Institutional Class Shares
The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Average Annual Total Returns
For periods ended 9/30/09

Inception (12/21/98)	-1.30%

10 Years	-5.48

5 Years	3.00

1 Year	8.54

6 Months*	40.25

*	Cumulative total return that has not been annualized
Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.91%.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.92%. The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.
     Had the advisor not waived fees and/ or expenses in the past, performance would have been lower.
     Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

Over for information on your Fund’s expenses.

This supplement must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY – NOT FOR USE WITH THE PUBLIC
This material is for institutional investor use only and may not be quoted, reproduced, shown to the public or used in written form as sales literature for public use.

invescoaim.com      I-TEC-INS-2           Invesco Aim Distributors, Inc.

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
Institutional	$1,000.00	$1,402.50	$5.78	$1,020.26	$4.86	0.96%

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

AIM Technology Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Technology Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or “independent” Trustees voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.
The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This SubCommittee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.
     In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory contracts for another year.
     The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.
     During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
     The discussion below serves as a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Aim
The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund’s investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board’s review of the qualifications of Invesco Aim to provide these services included the Board’s consideration of Invesco Aim’s portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services

17	AIM Technology Fund	continued

provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement.
     In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board’s knowledge of Invesco Aim’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
B.	Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting
Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.
C.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
     The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper Science & Technology Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods and in the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board noted that Invesco Aim made changes to the Fund’s portfolio management team in 2008 and added a co-manager in 2009. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board’s focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.
D.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data did not reflect the market downturn that occurred in the fourth quarter of 2008.
     The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other domestic clients of Invesco Aim and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Aim. The Board noted that the Fund’s rate was below the effective fee rate for the other mutual fund. The Board also noted that an Invesco Aim affiliate sub-advises an off-shore fund with comparable investment strategies.
     The Board noted that Invesco Aim contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least June 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that the specified percentage before the waiver becomes effective has been increased effective July 1, 2009, and that the waiver will have a smaller impact on expenses during the coming year. The Board also noted that Invesco Aim has agreed to reduce the per account transfer agent fee for all the retail funds, including the Fund, effective July 1, 2009.
     The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
     After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information and the expense limitation discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

18	AIM Technology Fund	continued

E.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints and that the level of the Fund’s advisory fees, as a percentage of the Fund’s net assets, has decreased as net assets increased because of the breakpoints. The Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.
F.	Profitability and Financial Resources
The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The
Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
G.	Collateral Benefits to Invesco Aim and its Affiliates
The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim’s relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim’s and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Aim’s and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Aim receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19	AIM Technology Fund

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.
If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of
Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisers for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund’s prospectus for information on the fund’s subadvisers. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
     It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com	I-TEC-SAR-1	Invesco Aim Distributors, Inc.

AIM Utilities Fund
Semiannual Report to Shareholders ▪ September 30, 2009

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco Aim.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/09 to 9/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.51%

Class B Shares	19.11

Class C Shares	19.04

Class Y Shares	19.69

Investor Class Shares	19.54

S&P 500 Index▼ (Broad Market Index)	33.98

Lipper Utility Funds Index▼ (Peer Group Index)	23.47

▼Lipper Inc.
The S&P 500® Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.
     The Lipper Utility Funds Index is an equally weighted representation of the largest funds in the Lipper Utility Funds category. These funds invest primarily in the equity securities of domestic and foreign companies providing utilities.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Class Y shares’ inception date is October 3, 2008; returns since that date are actual returns. All other returns are blended returns of actual Class Y share performance and restated Investor Class share performance (for periods prior to the inception date of Class Y shares) at net asset value. The restated Investor Class share performance reflects the Rule 12b-1 fees applicable to Investor Class shares as well as any fee waivers or expense reimbursements received by Investor Class shares. Investor Class shares’ inception date is June 2, 1986.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.51%, 2.26%, 2.26%, 1.26% and 1.51%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the

Average Annual Total Returns
As of 9/30/09, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	5.13%

5 Years	6.25

1 Year	-11.79

Class B Shares

Inception (3/28/02)	5.15%

5 Years	6.37

1 Year	-11.89

Class C Shares

Inception (2/14/00)	-1.94%

5 Years	6.68

1 Year	-8.26

Class Y Shares

10 Years	1.21%

5 Years	7.54

1 Year	-6.40

Investor Class Shares

Inception (6/2/86)	7.70%

10 Years	1.18

5 Years	7.48

1 Year	-6.63

first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the advisor not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

2	AIM Utilities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.’s proxy committee votes shares held by the Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market’s decline.
     At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under “Products & Performance/ Investment Advisory Agreement Renewals.”
     You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
After an unprecedented downturn late last year and early this year, major market indexes in the U.S. and abroad rebounded in the second and third quarters of 2009. While this may give investors reason to hope that better times may be ahead, considerable uncertainty remains — both about the health of the U.S. and global economies and about the sustainability of recent positive market trends.
     The chairman of the U.S. Federal Reserve has testified that while several specific economic indicators have improved in recent months, he believes economic recovery is likely to be gradual in 2010 with some acceleration in 2011.
Staying in touch
While your individual financial adviser should always be your primary source of information and advice about the markets and your investments, we here at Invesco Aim also can provide helpful information. Our website, invescoaim.com, features “Investment Perspectives” — articles written by our investment professionals that provide timely market commentary, general investor education and sector updates.
     You can also access your Fund’s most recent quarterly commentary at invescoaim.com. Simply click on “Products and Performance” at the top of the website; next, select “Mutual Funds”; and then click on “Quarterly Commentary.”
A single focus
Invesco Aim’s investment professionals have managed clients’ money in up markets and down markets. While market conditions can change often, and dramatically, what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.
     If you have questions about this report or your account, please contact one of our skilled client services representatives at 800 959 4246. If you have questions or comments for me, please email me directly at phil@invescoaim.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
3	AIM Utilities Fund

Schedule of Investments(a)

September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks–94.38%
Electric Utilities–42.75%
American Electric Power Co., Inc.	259,932	$8,055,292

Duke Energy Corp.	434,000	6,831,160

E.ON AG (Germany)	187,000	7,940,716

Edison International	280,709	9,426,208

Entergy Corp.	141,866	11,329,419

Exelon Corp.	177,398	8,802,489

FirstEnergy Corp.	201,526	9,213,769

FPL Group, Inc.	177,477	9,802,055

Pepco Holdings, Inc.	440,977	6,561,738

Portland General Electric Co.	353,348	6,968,022

PPL Corp.	297,761	9,034,069

Southern Co.	199,691	6,324,214

		100,289,151

Gas Utilities–11.23%
AGL Resources Inc.	248,000	8,746,960

EQT Corp.	112,988	4,813,289

ONEOK, Inc.	200,000	7,324,000

Questar Corp.	100,000	3,756,000

UGI Corp.	68,076	1,705,984

		26,346,233

Independent Power Producers & Energy Traders–3.69%
NRG Energy, Inc.(b)	307,000	8,654,330

Integrated Telecommunication Services–5.25%
AT&T Inc.	210,869	5,695,572

Verizon Communications Inc.	218,701	6,620,079

		12,315,651

Multi-Utilities–26.32%
CMS Energy Corp.	700,151	9,382,023

Dominion Resources, Inc.	265,238	9,150,711

National Grid PLC (United Kingdom)	679,957	6,581,903

PG&E Corp.	245,000	9,920,050

Public Service Enterprise Group Inc.	221,018	6,948,806

Sempra Energy	150,445	7,493,665

Wisconsin Energy Corp.	87,213	3,939,411

Xcel Energy, Inc.	432,000	8,311,680

		61,728,249

Oil & Gas Storage & Transportation–5.14%
El Paso Corp.	303,409	3,131,181

Williams Cos., Inc. (The)	500,000	8,935,000

		12,066,181

Total Common Stocks (Cost $216,458,236)		221,399,795

Money Market Funds–5.44%
Liquid Assets Portfolio–Institutional Class(c)	6,374,103	6,374,103

Premier Portfolio–Institutional Class(c)	6,374,103	6,374,103

Total Money Market Funds (Cost $12,748,206)		12,748,206

TOTAL INVESTMENTS–99.82% (Cost $229,206,442)		234,148,001

OTHER ASSETS LESS LIABILITIES–0.18%		431,710

NET ASSETS–100.00%		$234,579,711

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment advisor.

Portfolio Composition

By sector, based on Net Assets
as of September 30, 2009

Utilities	84.0%

Telecommunication Services	5.3

Energy	5.1

Money Market Funds Plus Other Assets Less Liabilities	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Utilities Fund

Statement of Assets and Liabilities

September 30, 2009
(Unaudited)

Assets:
Investments, at value (Cost $216,458,236)	$221,399,795

Investments in affiliated money market funds, at value and cost	12,748,206

Total investments, at value (Cost $229,206,442)	234,148,001

Receivables for:
Investments sold	944,815

Fund shares sold	119,804

Dividends	632,717

Investment for trustee deferred compensation and retirement plans	48,148

Other assets	30,318

Total assets	235,923,803

Liabilities:
Payables for:
Investments purchased	554,525

Fund shares reacquired	419,564

Accrued fees to affiliates	204,756

Accrued other operating expenses	79,074

Trustee deferred compensation and retirement plans	86,173

Total liabilities	1,344,092

Net assets applicable to shares outstanding	$234,579,711

Net assets consist of:
Shares of beneficial interest	$253,460,862

Undistributed net investment income	70,053

Undistributed net realized gain (loss)	(23,897,740)

Unrealized appreciation	4,946,536

$234,579,711

Net Assets:
Class A	$131,313,426

Class B	$17,932,204

Class C	$12,887,672

Class Y	$581,967

Investor Class	$60,859,623

Institutional Class	$11,004,819

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	9,613,952

Class B	1,308,985

Class C	932,977

Class Y	42,255

Investor Class	4,419,132

Institutional Class	805,547

Class A:
Net asset value per share	$13.66

Maximum offering price per share
(Net asset value of $13.66 divided by 94.50%)	$14.46

Class B:
Net asset value and offering price per share	$13.70

Class C:
Net asset value and offering price per share	$13.81

Class Y:
Net asset value and offering price per share	$13.77

Investor Class:
Net asset value and offering price per share	$13.77

Institutional Class:
Net asset value and offering price per share	$13.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Utilities Fund

Statement of Operations

For the six months ended September 30, 2009
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $56,094)	$4,938,257

Dividends from affiliated money market funds	2,359

Total investment income	4,940,616

Expenses:
Advisory fees	849,509

Administrative services fees	51,120

Custodian fees	7,982

Distribution fees:
Class A	158,555

Class B	92,051

Class C	61,730

Investor Class	72,479

Transfer agent fees — A, B, C, Y and Investor	436,957

Transfer agent fees — Institutional	1,981

Trustees’ and officers’ fees and benefits	12,178

Other	116,701

Total expenses	1,861,243

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(16,346)

Net expenses	1,844,897

Net investment income	3,095,719

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(10,075,382)

Foreign currencies	4,430

(10,070,952)

Change in net unrealized appreciation of:
Investment securities	46,953,006

Foreign currencies	4,802

46,957,808

Net realized and unrealized gain	36,886,856

Net increase in net assets resulting from operations	$39,982,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Utilities Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2009 and the year ended March 31, 2009
(Unaudited)

	September 30,	March 31,
	2009	2009

Operations:
Net investment income	$3,095,719	$6,810,246

Net realized gain (loss)	(10,070,952)	(2,698,181)

Change in net unrealized appreciation (depreciation)	46,957,808	(125,758,225)

Net increase (decrease) in net assets resulting from operations	39,982,575	(121,646,160)

Distributions to shareholders from net investment income:
Class A	(1,681,021)	(4,148,191)

Class B	(173,106)	(524,622)

Class C	(116,919)	(309,233)

Class Y	(8,269)	(4,448)

Investor Class	(772,621)	(1,847,527)

Institutional Class	(173,603)	(401,712)

Total distributions from net investment income	(2,925,539)	(7,235,733)

Share transactions–net:
Class A	(7,808,845)	(25,250,837)

Class B	(3,360,523)	(16,773,218)

Class C	(946,943)	(3,516,850)

Class Y	206,386	339,880

Investor Class	(1,830,263)	(10,946,889)

Institutional Class	108,391	(3,538,683)

Net increase (decrease) in net assets resulting from share transactions	(13,631,797)	(59,686,597)

Net increase (decrease) in net assets	23,425,239	(188,568,490)

Net assets:
Beginning of period	211,154,472	399,722,962

End of period (includes undistributed net investment income of $70,053 and $(100,127), respectively)	$234,579,711	$211,154,472

Notes to Financial Statements

September 30, 2009
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Utilities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objectives are capital growth and income.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

7        AIM Utilities Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

8        AIM Utilities Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund’s holdings.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

9        AIM Utilities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisors”) the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).
  Effective July 1, 2009, the Advisor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the Advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items or non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. (“Invesco”) described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended September 30, 2009, the Advisor waived advisory fees of $9,238.
  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $367.
  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2009, expenses incurred under the Plan are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2009, IADI advised the Fund that IADI retained $15,286 in front-end sales commissions from the sale of Class A shares and $211, $23,983 and $628 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

10        AIM Utilities Fund

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$234,148,001	$—	$—	$234,148,001

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,741.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2009, the Fund paid legal fees of $1,388 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $4,308,246 of capital loss carryforward in the fiscal year ending March 31, 2010.
  The Fund had a capital loss carryforward as of March 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2010	$3,469,169

March 31, 2011	2,166,212

March 31, 2013	303,708

Total capital loss carryforward	$5,939,089

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

11        AIM Utilities Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2009 was $18,195,481 and $33,097,471, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,573,052

Aggregate unrealized (depreciation) of investment securities	(24,061,408)

Net unrealized appreciation of investment securities	$4,511,644

Cost of investments for tax purposes is $229,636,357.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	September 30, 2009(a)		March 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	307,002	$3,902,126	2,353,313	$36,625,925

Class B	67,861	863,415	405,105	6,448,164

Class C	94,075	1,235,203	429,522	6,945,679

Class Y(b)	25,215	322,247	28,425	370,241

Investor Class	138,851	1,798,196	462,072	7,010,287

Institutional Class	133,591	1,719,358	166,555	2,530,651

Issued as reinvestment of dividends:
Class A	115,183	1,521,340	265,477	3,772,825

Class B	11,926	157,629	33,445	475,210

Class C	8,069	107,674	20,031	284,006

Class Y	462	6,191	368	4,448

Investor Class	54,944	732,083	122,643	1,752,066

Institutional Class	13,149	173,603	28,082	401,712

Automatic conversion of Class B shares to Class A shares:
Class A	132,519	1,671,827	625,195	9,961,386

Class B	(132,167)	(1,671,827)	(623,503)	(9,961,386)

Reacquired:
Class A(b)	(1,168,642)	(14,904,138)	(4,994,906)	(75,610,973)

Class B	(211,589)	(2,709,740)	(915,528)	(13,735,206)

Class C	(179,113)	(2,289,820)	(720,487)	(10,746,535)

Class Y	(9,159)	(122,052)	(3,056)	(34,809)

Investor Class(b)	(337,585)	(4,360,542)	(1,325,059)	(19,709,242)

Institutional Class	(138,853)	(1,784,570)	(432,231)	(6,471,046)

Net increase (decrease) in share activity	(1,074,261)	$(13,631,797)	(4,074,537)	$(59,686,597)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	10,878	$157,844

Class A	(7,141)	(102,754)

Investor Class	(3,797)	(55,090)

12        AIM Utilities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on			Dividends					net assets		assets without		investment
	value,	Net		securities		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment		(both realized		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		and unrealized)		operations	income	of period	Return(a)		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 09/30/09	$11.57	$0.18	(c)	$2.08		$2.26	$(0.17)	$13.66	19.61%		$131,313	1.56	%(e)	1.57	%(e)	2.80	%(e)	9%
Year ended 03/31/09	17.89	0.35	(c)	(6.29	)(d)	(5.94)	(0.38)	11.57	(33.56	)(d)	118,328	1.48		1.50		2.26		5
Year ended 03/31/08	18.15	0.32	(c)	(0.27)		0.05	(0.31)	17.89	0.20		214,352	1.31		1.34		1.69		25
Year ended 03/31/07	13.92	0.31		4.23		4.54	(0.31)	18.15	33.05		214,289	1.31		1.41		2.01		33
Year ended 03/31/06	12.28	0.28		1.65		1.93	(0.29)	13.92	15.74		135,835	1.30		1.46		2.06		37
Year ended 03/31/05	10.10	0.30	(c)	2.18		2.48	(0.30)	12.28	24.95		113,325	1.40		1.46		2.76		33

Class B
Six months ended 09/30/09	11.60	0.13	(c)	2.09		2.22	(0.12)	13.70	19.21		17,932	2.31	(e)	2.32	(e)	2.05	(e)	9
Year ended 03/31/09	17.95	0.24	(c)	(6.32	)(d)	(6.08)	(0.27)	11.60	(34.12	)(d)	18,254	2.23		2.25		1.51		5
Year ended 03/31/08	18.21	0.18	(c)	(0.27)		(0.09)	(0.17)	17.95	(0.53)		47,990	2.06		2.09		0.94		25
Year ended 03/31/07	13.97	0.20		4.24		4.44	(0.20)	18.21	32.02		49,840	2.06		2.16		1.26		33
Year ended 03/31/06	12.32	0.18		1.66		1.84	(0.19)	13.97	14.92		41,888	2.05		2.21		1.31		37
Year ended 03/31/05	10.13	0.23	(c)	2.19		2.42	(0.23)	12.32	24.17		35,303	2.05		2.21		2.11		33

Class C
Six months ended 09/30/09	11.70	0.13	(c)	2.10		2.23	(0.12)	13.81	19.14		12,888	2.31	(e)	2.32	(e)	2.05	(e)	9
Year ended 03/31/09	18.09	0.24	(c)	(6.36	)(d)	(6.12)	(0.27)	11.70	(34.06	)(d)	11,817	2.23		2.25		1.51		5
Year ended 03/31/08	18.35	0.18	(c)	(0.27)		(0.09)	(0.17)	18.09	(0.52)		23,176	2.06		2.09		0.94		25
Year ended 03/31/07	14.08	0.20		4.27		4.47	(0.20)	18.35	31.99		17,711	2.06		2.16		1.26		33
Year ended 03/31/06	12.41	0.18		1.68		1.86	(0.19)	14.08	14.98		11,208	2.05		2.21		1.31		37
Year ended 03/31/05	10.21	0.23	(c)	2.20		2.43	(0.23)	12.41	24.08		6,900	2.05		2.21		2.11		33

Class Y
Six months ended 09/30/09	11.67	0.20	(c)	2.09		2.29	(0.19)	13.77	19.69		582	1.31	(e)	1.32	(e)	3.05	(e)	9
Year ended 03/31/09(f)	14.51	0.15	(c)	(2.77	)(d)	(2.62)	(0.22)	11.67	(18.13	)(d)	300	1.46	(g)	1.47	(g)	2.28	(g)	5

Investor Class
Six months ended 09/30/09	11.67	0.18	(c)	2.09		2.27	(0.17)	13.77	19.54		60,860	1.56	(e)	1.57	(e)	2.80	(e)	9
Year ended 03/31/09	18.04	0.35	(c)	(6.34	)(d)	(5.99)	(0.38)	11.67	(33.54	)(d)	53,227	1.48		1.50		2.26		5
Year ended 03/31/08	18.30	0.32	(c)	(0.27)		0.05	(0.31)	18.04	0.22		95,682	1.31		1.34		1.69		25
Year ended 03/31/07	14.04	0.32		4.26		4.58	(0.32)	18.30	33.00		106,793	1.31		1.41		2.01		33
Year ended 03/31/06	12.38	0.28		1.67		1.95	(0.29)	14.04	15.79		84,701	1.30		1.46		2.06		37
Year ended 03/31/05	10.18	0.31	(c)	2.21		2.52	(0.32)	12.38	25.08		79,536	1.30		1.46		2.86		33

Institutional Class
Six months ended 09/30/09	11.57	0.22	(c)	2.08		2.30	(0.21)	13.66	19.96		11,005	0.94	(e)	0.95	(e)	3.42	(e)	9
Year ended 03/31/09	17.89	0.42	(c)	(6.29	)(d)	(5.87)	(0.45)	11.57	(33.24	)(d)	9,228	1.00		1.01		2.74		5
Year ended 03/31/08	18.15	0.40	(c)	(0.27)		0.13	(0.39)	17.89	0.63		18,522	0.89		0.89		2.11		25
Year ended 03/31/07	13.92	0.36		4.24		4.60	(0.37)	18.15	33.54		5,132	0.91		0.91		2.41		33
Year ended 03/31/06(f)	13.48	0.13		0.46		0.59	(0.15)	13.92	4.34		719	0.92	(g)	1.05	(g)	2.44	(g)	37

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains(losses) on securities (both realized and unrealized) per share would have been $(6.39), $(6.42), $(6.46), $(2.83), $(6.44) and $(6.39) for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively and total return would have been lower.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $126,497, $18,360, $12,312, $514, $57,825 and $10,409 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008 and October 25, 2005 for Class Y and Institutional Class shares, respectively.
(g)	Annualized.

13        AIM Utilities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
A	$1,000.00	$1,195.10	$8.58	$1,017.25	$7.89	1.56%

B	1,000.00	1,191.10	12.69	1,013.49	11.66	2.31

C	1,000.00	1,190.40	12.68	1,013.49	11.66	2.31

Y	1,000.00	1,196.90	7.21	1,018.50	6.63	1.31

Investor	1,000.00	1,195.40	8.59	1,017.25	7.89	1.56

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

14        AIM Utilities Fund

Supplement to Semiannual Report dated 9/30/09
AIM Utilities Fund

Institutional Class Shares
The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Average Annual Total Returns
For periods ended 9/30/09

Inception (10/25/05)	2.99%

1 Year	-6.06

6 Months*	19.86

*	Cumulative total return that has not been annualized
Institutional Class shares have no sales charge; therefore, performance is at net asset value (NAV). Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 1.02%. The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.
     Had the advisor not waived fees and/ or expenses in the past, performance would have been lower.
     Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund’s expenses.

This supplement must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY – NOT FOR USE WITH THE PUBLIC
This material is for institutional investor use only and may not be quoted, reproduced, shown to the public or used in written form as sales literature for public use.

invescoaim.com      I-UTI-INS-2           Invesco Aim Distributors, Inc.

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
Institutional	$1,000.00	$1,198.60	$5.18	$1,020.36	$4.76	0.94%

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

AIM Utilities Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Sector Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Utilities Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or “independent” Trustees voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.
The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.
     In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory contracts for another year.
     The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.
     During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
     The discussion below serves as a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Aim
The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund’s investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board’s review of the qualifications of Invesco Aim to provide these services included the Board’s consideration of Invesco Aim’s portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim’s equity and fixed income trading operations. The Board concluded that the nature, extent

15	AIM Utilities Fund	continued

and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement.
     In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board’s knowledge of Invesco Aim’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
B.	Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board concluded that the sub-advisory contracts benefit the
Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.
C.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
     The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper Utility Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one year period, and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board’s focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.
D.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008.
     The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other domestic clients of Invesco Aim and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Aim. The Board noted that the Fund’s rate was above the effective fee rate for the other mutual fund.
     The Board noted that Invesco Aim has agreed to reduce the per account transfer agent fee for all the retail funds, including the Fund, effective July 1, 2009. The Board also noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
     The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
     After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.
E.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether

16	AIM Utilities Fund	continued

the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes six breakpoints, but that due to the Fund’s asset level at the end of the past calendar year, the Fund is not currently benefiting from the breakpoints. The Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.
F.	Profitability and Financial Resources
The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
G.	Collateral Benefits to Invesco Aim and its Affiliates
The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim’s relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim’s and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Aim’s and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco
Aim receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

17	AIM Utilities Fund

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Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.
If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of
Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisers for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund’s prospectus for information on the fund’s subadvisers. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
     It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com	I-UTI-SAR-1	Invesco Aim Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: December 4, 2009
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: December 4, 2009

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: December 4, 2009

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.